UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2016 (Unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 68.9%

Consumer Discretionary - 7.2%
Aaron's Inc	2,081	52,899
Amazon.com, Inc. (3)	6,067	5,079,960
Bed Bath & Beyond, Inc.	7,801	336,301
Best Buy Co., Inc.	1,490	56,888
Big Lots, Inc.	5,492	262,243
Bloomin' Brands, Inc.	15,735	271,271
Brinker International, Inc.	9,014	454,576
Burlington Stores, Inc. (3)	241	19,526
Charter Communications, Inc. (3)	1,490	402,255
Coach, Inc.	13,660	499,410
Comcast Corp.	52,618	3,490,678
Cooper-Standard Holding, Inc. (3)	1,167	115,300
CST Brands, Inc.	3,502	168,411
Darden Restaurants, Inc.	2,640	161,885
Dick's Sporting Goods, Inc.	1,229	69,709
Dollar General Corp.	6,147	430,229
DR Horton, Inc.	33,693	1,017,529
Ford Motor Co.	41,830	504,888
Gap, Inc./The	5,050	112,312
Garmin, Ltd.	262	12,605
General Motors Co.	19,408	616,592
Genuine Parts Co.	4,865	488,689
H&R Block, Inc.	3,182	73,663
Harman International Industries, Inc.	365	30,824
Home Depot, Inc./The	19,266	2,479,149
HSN, Inc.	5,119	203,736
ILG, Inc. (3)	15,340	263,388
International Game Technology PLC	12,215	297,802
Interpublic Group of Cos., Inc./The	16,920	378,162
John Wiley & Sons, Inc.	5,400	278,694
Kohl's Corp.	2,425	106,094
Las Vegas Sands Corp.	1,660	95,516
Liberty Interactive Corp. QVC Group (3)	8,946	179,009
Lowe's Cos., Inc.	12,748	920,533
Macy's, Inc.	5,544	205,405
Marriott International, Inc./MD	1,096	73,794
McDonald's Corp.	15,645	1,804,807
Michael Kors Holdings, Ltd. (3)	8,283	387,562
Michaels Cos., Inc./The (3)	13,597	328,639
Netflix, Inc. (3)	4,359	429,579
News Corp.	5,907	82,580
NIKE, Inc.	10,653	560,880
Omnicom Group, Inc.	1,013	86,105
Priceline Group, Inc./The (3)	643	946,168
Ralph Lauren Corp.	2,062	208,551
Ross Stores, Inc.	3,492	224,536
Royal Caribbean Cruises, Ltd.	444	33,278
Sally Beauty Holdings, Inc. (3)	2,634	67,641
Shutterfly, Inc. (3)	3,243	144,768
Staples, Inc.	23,342	199,574
Starz (3)	3,768	117,524
Target Corp.	6,982	479,524
TEGNA, Inc.	2,236	48,879
Tenneco, Inc.	2,400	139,848
Time Warner, Inc.	12,043	958,743
TJX Cos., Inc./The	6,092	455,560
Tupperware Brands Corp.	4,140	270,632
Twenty-First Century Fox, Inc.	4,959	122,686
Ulta Salon Cosmetics & Fragrance, Inc.	8	1,904
Under Armour, Inc. (3)	4,070	137,810
Viacom, Inc.	10,180	387,858
Whirlpool Corp.	1,701	275,834
Wyndham Worldwide Corp.	877	59,048
Yum! Brands, Inc.	6,584	597,893

	(Cost $29,436,775)	29,768,336

Consumer Staples - 5.7%
Altria Group, Inc.	57,267	3,620,992
Archer-Daniels-Midland Co.	16,156	681,299
Bunge, Ltd.	6,020	356,565
Coca-Cola Co./The	38,436	1,626,612
Costco Wholesale Corp.	515	78,543
Darling Ingredients, Inc. (3)	6,928	93,597
Dean Foods Co.	7,387	121,147
Dr Pepper Snapple Group, Inc.	7,668	700,165
Fresh Del Monte Produce, Inc.	2,089	125,131
General Mills, Inc.	12,843	820,411
Herbalife, Ltd.	5,813	360,348
Hershey Co./The	7,951	760,116
Ingredion, Inc.	6,158	819,383
JM Smucker Co./The	3,268	442,945
Kellogg Co.	2,415	187,090
Kroger Co./The	22,945	681,008
Mead Johnson Nutrition Co.	1,781	140,717
Mondelez International, Inc.	5,556	243,908
Nu Skin Enterprises, Inc.	2,355	152,557
PepsiCo, Inc.	29,006	3,154,983
Philip Morris International, Inc.	27,094	2,634,079
Procter & Gamble Co./The	12,428	1,115,413
Sysco Corp.	14,847	727,651
Tyson Foods, Inc.	11,974	894,099
Walgreens Boots Alliance, Inc.	5,310	428,092
Wal-Mart Stores, Inc.	40,436	2,916,244

	(Cost $24,015,618)	23,883,095

Energy - 3.7%
Anadarko Petroleum Corp.	4,785	303,178
Antero Resources Corp. (3)	1,179	31,774
Apache Corp.	5,802	370,574
Cabot Oil & Gas Corp.	3,412	88,030
Chesapeake Energy Corp.	12,859	80,626
Chevron Corp.	12,686	1,305,643
Cimarex Energy Co.	1,941	260,812
ConocoPhillips	3,782	164,404
Continental Resources, Inc./OK (3)	5,784	300,537
Devon Energy Corp.	20,404	900,020
Dril-Quip, Inc. (3)	1,364	76,029
EOG Resources, Inc.	6,253	604,728
Exxon Mobil Corp.	44,735	3,904,471
FMC Technologies, Inc. (3)	10,320	306,194
Kinder Morgan, Inc./DE	18,935	437,967
Laredo Petroleum, Inc. (3)(4)	4,953	63,894
Marathon Oil Corp.	16,507	260,976
Marathon Petroleum Corp.	12,201	495,239
Nabors Industries, Ltd.	2,258	27,457
Newfield Exploration Co. (3)	11,884	516,479
Oceaneering International, Inc.	6,752	185,748
ONEOK, Inc.	8,100	416,259
Parsley Energy, Inc. (3)	1,784	59,782
Phillips 66	3,758	302,707
Pioneer Natural Resources Co.	547	101,551
QEP Resources, Inc.	19,603	382,847
Schlumberger, Ltd.	13,142	1,033,487
SM Energy Co.	2,520	97,222
Southwestern Energy Co.	11,497	159,118
Spectra Energy Corp.	7,663	327,593
Superior Energy Services, Inc.	6,538	117,030
Tesoro Corp.	4,089	325,321
Transocean, Ltd. (4)	3,266	34,816
Valero Energy Corp.	12,450	659,850
Whiting Petroleum Corp. (3)	6,047	52,851
Williams Cos., Inc./The	6,417	197,194
World Fuel Services Corp.	2,918	134,987
WPX Energy, Inc. (3)	9,873	130,225

	(Cost $14,456,722)	15,217,620

Financials - 9.2%
Aflac, Inc.	35,155	2,526,590
Allstate Corp./The	24,205	1,674,502
American Express Co.	10,056	643,986
Aon PLC	8,759	985,300
Bank of America Corp.	200,006	3,130,094
Bank of New York Mellon Corp./The	6,186	246,698
BB&T Corp.	43,108	1,626,034
Chimera Investment Corp.	38,672	616,818
Chubb, Ltd.	3,924	493,051
Cincinnati Financial Corp.	1,491	112,451
Citigroup, Inc.	14,180	669,721
Citizens Financial Group, Inc.	1,198	29,603
Discover Financial Services	12,805	724,123
Essent Group, Ltd. (3)	10,400	276,744
EverBank Financial Corp.	9,558	185,043
Fifth Third Bancorp	77,367	1,582,929
First American Financial Corp.	6,892	270,718
FNB Corp./PA	58,209	715,971
Great Western Bancorp, Inc.	10,800	359,856
Huntington Bancshares, Inc./OH	35,316	348,216
Invesco Mortgage Capital, Inc.	8,892	135,425
JPMorgan Chase & Co.	30,363	2,021,872
KeyCorp	35,368	430,429
Lazard, Ltd.	2,784	101,226
Marsh & McLennan Cos., Inc.	32,416	2,179,976
MFA Financial, Inc.	27,734	207,450
MGIC Investment Corp.	30,569	244,552
Morgan Stanley	42,262	1,354,920
Navient Corp.	13,356	193,261
New Residential Investment Corp.	6,729	92,927
Old Republic International Corp.	54,834	966,175
Popular, Inc.	15,022	574,141
Principal Financial Group, Inc.	8,575	441,698
Progressive Corp./The	18,233	574,340
Prudential Financial, Inc.	12,808	1,045,773
Raymond James Financial, Inc.	1,175	68,397
Regions Financial Corp.	76,690	756,930
Reinsurance Group of America, Inc.	11,374	1,227,710
S&P Global, Inc.	12,870	1,628,827
Santander Consumer USA Holdings, Inc.	2,659	32,333
Selective Insurance Group, Inc.	10,790	430,089
SunTrust Banks, Inc.	19,590	858,042
Synchrony Financial	29,123	815,444
TCF Financial Corp.	45,654	662,440
Travelers Cos., Inc./The	1,014	116,154
Unum Group	5,487	193,746
US Bancorp	39,835	1,708,523
Wells Fargo & Co.	46,895	2,076,511

	(Cost $37,759,891)	38,357,759

Healthcare - 11.9%
Abbott Laboratories	27,319	1,155,321
AbbVie, Inc.	34,121	2,152,011
Aetna, Inc.	7,471	862,527
Agilent Technologies, Inc.	11,989	564,562
Agios Pharmaceuticals, Inc. (3)	119	6,286
Alere, Inc. (3)	415	17,945
Alexion Pharmaceuticals, Inc. (3)	793	97,174
Align Technology, Inc. (3)	8,006	750,563
Alkermes PLC (3)	785	36,919
Allergan plc	4,056	934,137
Allscripts Healthcare Solutions, Inc.	6,362	83,788
AmerisourceBergen Corp.	765	61,797
Amgen, Inc.	14,017	2,338,176
Anthem, Inc.	3,058	383,198
Baxter International, Inc.	15,448	735,325
Becton Dickinson and Co.	1,680	301,946
Biogen, Inc. (3)	3,319	1,038,947
BioMarin Pharmaceutical, Inc. (3)	832	76,977
Bio-Rad Laboratories, Inc. (3)	477	78,137
Boston Scientific Corp. (3)	36,132	859,942
Bristol-Myers Squibb Co.	21,184	1,142,241
Bruker Corp.	4,424	100,204
Cardinal Health, Inc.	7,627	592,618
Celgene Corp. (3)	8,959	936,484
Centene Corp. (3)	934	62,541
Cerner Corp. (3)	2,627	162,217
Charles River Laboratories International, Inc. (3)	1,902	158,513
Cigna Corp.	3,109	405,165
CR Bard, Inc.	633	141,969
Danaher Corp.	13,305	1,042,979
DENTSPLY SIRONA, Inc.	7,294	433,482
DexCom, Inc. (3)	135	11,834
Edwards Lifesciences Corp. (3)	8,776	1,058,035
Eli Lilly & Co.	14,944	1,199,405
Endo International PLC (3)	1,136	22,890
Gilead Sciences, Inc.	23,751	1,879,179
HCA Holdings, Inc.	11,113	840,476
Hill-Rom Holdings, Inc.	4,717	292,360
HMS Holdings Corp. (3)	1,692	37,512
Hologic, Inc. (3)	7,360	285,789
Humana, Inc.	1,136	200,947
IDEXX Laboratories, Inc. (3)	4,886	550,799
Johnson & Johnson	43,579	5,147,987
Mallinckrodt PLC (3)	4,019	280,446
Masimo Corp.	7,524	447,603
McKesson Corp.	4,980	830,415
Medtronic PLC	37,347	3,226,781
Merck & Co., Inc.	45,454	2,836,784
Mettler-Toledo International, Inc. (3)	536	225,029
Mylan NV	7,368	280,868
Neurocrine Biosciences, Inc. (3)	576	29,169
PerkinElmer, Inc.	2,564	143,866
Perrigo Co. PLC	337	31,115
Pfizer, Inc.	102,150	3,459,821
QIAGEN NV (3)	2,432	66,734
Quest Diagnostics, Inc.	7,475	632,609
Quintiles IMS Holdings, Inc. (3)	3,959	320,917
Regeneron Pharmaceuticals, Inc. (3)	170	68,343
ResMed, Inc.	408	26,434
St Jude Medical, Inc.	10,550	841,468
Stryker Corp.	6,799	791,472
Thermo Fisher Scientific, Inc.	7,152	1,137,597
United Therapeutics Corp. (3)	2,195	259,186
UnitedHealth Group, Inc.	21,826	3,055,640
Varian Medical Systems, Inc.	2,809	279,580
Vertex Pharmaceuticals, Inc. (3)	751	65,495
VWR Corp. (3)	11,971	339,498
Waters Corp. (3)	1,881	298,120
Zimmer Biomet Holdings, Inc.	1,261	163,955
Zoetis, Inc.	3,624	188,484

	(Cost $49,022,036)	49,568,733

Industrials - 6.9%
3M Co.	11,772	2,074,580
AECOM (3)	5,573	165,685
American Airlines Group, Inc.	4,480	164,013
Applied Industrial Technologies, Inc.	3,049	142,510
Avis Budget Group, Inc.	1,984	67,873
Barnes Group, Inc.	1,698	68,854
Boeing Co./The	7,340	966,972
Brink's Co./The	4,640	172,051
BWX Technologies, Inc.	3,712	142,429
Crane Co.	7,813	492,297
CSX Corp.	21,712	662,216
Cummins, Inc.	3,544	454,164
Delta Air Lines, Inc.	3,928	154,606
Dover Corp.	7,587	558,707
Dun & Bradstreet Corp./The	5,350	730,917
Eaton Corp. PLC	13,204	867,635
Emerson Electric Co.	15,897	866,545
EnerSys	3,174	219,609
FedEx Corp.	2,330	407,004
Fluor Corp.	4,138	212,362
Fortive Corp.	8,873	451,636
General Electric Co.	56,983	1,687,836
HD Supply Holdings, Inc.	15,962	510,465
Herman Miller, Inc. (3)	7,191	205,663
Hillenbrand, Inc.	1,590	50,308
Honeywell International, Inc.	17,239	2,009,895
Huntington Ingalls Industries, Inc.	5,042	773,544
Illinois Tool Works, Inc.	10,728	1,285,644
Ingersoll-Rand PLC	6,848	465,253
Jacobs Engineering Group, Inc.	5,016	259,428
John Bean Technologies Corp.	777	54,817
Landstar System, Inc.	2,873	195,594
Lockheed Martin Corp.	5,373	1,288,016
Masco Corp.	17,182	589,514
Norfolk Southern Corp.	1,716	166,555
Northrop Grumman Corp.	1,652	353,445
Oshkosh Corp.	1,097	61,432
Parker-Hannifin Corp.	4,965	623,256
Pitney Bowes, Inc.	4,034	73,257
Raytheon Co.	173	23,550
Regal Beloit Corp.	5,087	302,626
Rexnord Corp. (3)	5,329	114,094
Rockwell Automation, Inc.	4,413	539,886
RR Donnelley & Sons Co. (3)	22,695	356,765
Spirit AeroSystems Holdings, Inc.	9,088	404,780
Stanley Black & Decker, Inc.	3,111	382,591
Steelcase, Inc.	6,161	85,576
Textron, Inc.	9,773	388,477
Timken Co./The	1,711	60,125
Trinity Industries, Inc.	4,103	99,211
Union Pacific Corp.	13,447	1,311,486
United Continental Holdings, Inc.	3,756	197,077
United Parcel Service, Inc.	23,197	2,536,824
United Rentals, Inc. (3)	3,737	293,317
United Technologies Corp.	3,015	306,324
Universal Forest Products, Inc.	1,812	178,464
Waste Management, Inc.	1,210	77,150
WESCO International, Inc. (3)	1,553	95,494
West Corp.	6,148	135,748
Xylem, Inc./NY	5,576	292,461

	(Cost $28,767,154)	28,878,613

Information Technology - 15.4%
Accenture PLC	12,275	1,499,637
Activision Blizzard, Inc.	14,017	620,953
Alphabet, Inc. (3)	6,066	4,715,041
Alphabet, Inc. (3)	1,084	871,601
Amkor Technology, Inc. (3)	9,746	94,731
Apple, Inc.	76,262	8,621,419
Applied Materials, Inc.	14,341	432,381
ARRIS International PLC (3)	5,602	158,705
Booz Allen Hamilton Holding Corp.	5,708	180,430
Broadcom, Ltd.	3,575	616,759
Broadridge Financial Solutions, Inc.	10,299	698,169
Brocade Communications Systems, Inc.	16,602	153,236
CA, Inc.	33,599	1,111,455
CACI International, Inc. (3)	1,601	161,541
Cadence Design Systems, Inc. (3)	27,421	700,058
CDK Global, Inc.	9,225	529,146
Cisco Systems, Inc.	100,144	3,176,568
Citrix Systems, Inc. (3)	8,261	704,002
Cognizant Technology Solutions Corp. (3)	821	39,170
Computer Sciences Corp.	9,241	482,473
CoreLogic, Inc./United States	964	37,808
eBay, Inc. (3)	25,638	843,490
Electronic Arts, Inc. (3)	6,157	525,808
F5 Networks, Inc. (3)	1,468	182,972
Facebook, Inc. (3)	510	65,418
First Data Corp. (3)	10,388	136,706
Gigamon, Inc. (3)	1,376	75,405
Global Payments, Inc.	739	56,726
Hewlett Packard Enterprise Co.	37,066	843,252
HP, Inc.	48,754	757,150
Ingram Micro, Inc.	11,214	399,891
Intel Corp.	88,580	3,343,895
International Business Machines Corp.	17,211	2,733,967
Intuit, Inc.	16,250	1,787,663
Jabil Circuit, Inc.	10,093	220,229
Keysight Technologies, Inc. (3)	8,322	263,724
KLA-Tencor Corp.	6,040	421,048
Leidos Holdings, Inc.	5,941	257,126
Lexmark International, Inc.	3,816	152,487
Linear Technology Corp.	22,752	1,348,966
LinkedIn Corp. (3)	228	43,575
ManTech International Corp./VA	3,270	123,246
Mastercard, Inc.	7,616	775,080
Match Group, Inc. (3)(4)	3,666	65,218
Maxim Integrated Products, Inc.	13,375	534,064
Mentor Graphics Corp.	14,696	388,562
Micron Technology, Inc.	20,209	359,316
Microsoft Corp.	126,433	7,282,525
Motorola Solutions, Inc.	3,794	289,406
NCR Corp. (3)	8,250	265,568
NetApp, Inc.	7,666	274,596
NIC, Inc.	221	5,194
NVIDIA Corp.	7,632	522,945
ON Semiconductor Corp. (3)	21,583	265,903
Oracle Corp.	70,921	2,785,777
Palo Alto Networks, Inc. (3)	959	152,797
Paychex, Inc.	9,555	552,948
PayPal Holdings, Inc. (3)	8,674	355,374
QUALCOMM, Inc.	27,207	1,863,680
Rackspace Hosting, Inc. (3)	3,045	96,496
Red Hat, Inc. (3)	1,494	120,760
salesforce.com, Inc. (3)	7,538	537,686
Sanmina Corp. (3)	2,689	76,556
Science Applications International Corp.	4,476	310,500
Semtech Corp. (3)	2,805	77,783
ServiceNow, Inc. (3)	1,474	116,667
Splunk, Inc. (3)	495	29,047
Symantec Corp.	14,377	360,863
Synopsys, Inc. (3)	11,098	658,666
Tableau Software, Inc. (3)	129	7,130
Teradata Corp. (3)	642	19,902
Texas Instruments, Inc.	27,009	1,895,492
TiVo Corp. (3)	6,017	117,211
Travelport Worldwide, Ltd.	12,804	192,444
Twitter, Inc. (3)	6,041	139,245
Visa, Inc.	15,191	1,256,296
Western Digital Corp.	894	52,272
Western Union Co./The	18,194	378,799
Workday, Inc. (3)	409	37,501
Xerox Corp.	52,123	528,006
Yahoo!, Inc. (3)	2,297	99,001

	(Cost $61,096,727)	64,035,303

Materials - 1.3%
Albemarle Corp.	416	35,564
Avery Dennison Corp.	4,953	385,294
Berry Plastics Group, Inc. (3)	1,587	69,590
Cabot Corp.	214	11,216
Commercial Metals Co.	10,549	170,788
Dow Chemical Co./The	7,154	370,792
Eagle Materials, Inc.	1,620	125,226
Eastman Chemical Co.	1,535	103,889
Freeport-McMoRan, Inc.	23,387	253,983
GCP Applied Technologies, Inc. (3)	5,329	150,917
Huntsman Corp.	10,716	174,349
International Paper Co.	10,688	512,810
LyondellBasell Industries NV	9,989	805,713
Monsanto Co.	4,434	453,155
Newmont Mining Corp.	8,721	342,648
Nucor Corp.	5,610	277,415
Owens-Illinois, Inc. (3)	3,608	66,351
Packaging Corp. of America	1,962	159,432
Reliance Steel & Aluminum Co.	4,453	320,750
RPM International, Inc.	745	40,021
Sherwin-Williams Co./The	57	15,770
Sonoco Products Co.	889	46,966
Steel Dynamics, Inc.	14,439	360,831
United States Steel Corp.	1,527	28,799
Worthington Industries, Inc.	1,327	63,736

	(Cost $5,400,374)	5,346,005

Real Estate Investment Trust - 2.7%
American Tower Corp.	2,863	324,464
Care Capital Properties, Inc.	2,981	84,959
CBL & Associates Properties, Inc.	6,825	82,856
CBRE Group, Inc. (3)	28,133	787,161
Communications Sales & Leasing, Inc.	12,482	392,060
Corporate Office Properties Trust	18,365	520,648
Corrections Corp. of America	1,296	17,976
Duke Realty Corp.	30,640	837,391
EPR Properties	3,596	283,149
Forest City Realty Trust, Inc.	15,030	347,644
Gaming and Leisure Properties, Inc.	34,027	1,138,203
GEO Group, Inc./The	924	21,973
HCP, Inc.	397	15,066
Highwoods Properties, Inc.	14,034	731,452
Hospitality Properties Trust	27,930	830,080
Host Hotels & Resorts, Inc.	8,100	126,117
Iron Mountain, Inc.	12,816	480,984
Jones Lang LaSalle, Inc.	2,639	300,292
Lamar Advertising Co.	1,693	110,570
Lexington Realty Trust	28,104	289,471
Liberty Property Trust	13,092	528,262
PS Business Parks, Inc.	1,186	134,694
RLJ Lodging Trust	9,358	196,799
Ryman Hospitality Properties, Inc.	6,710	323,154
Senior Housing Properties Trust	7,088	160,968
Simon Property Group, Inc.	3,250	672,783
STORE Capital Corp.	7,469	220,111
Sunstone Hotel Investors, Inc.	10,686	136,674
Tanger Factory Outlet Centers, Inc.	4,314	168,073
Ventas, Inc.	1,529	107,993
VEREIT, Inc.	30,049	311,608
Weyerhaeuser Co.	16,025	511,839

	(Cost $11,467,882)	11,195,474

Telecommunication Services - 2.4%
AT&T, Inc.	117,826	4,784,914
CenturyLink, Inc.	13,486	369,921
Telephone & Data Systems, Inc.	11,455	311,347
Verizon Communications, Inc.	83,839	4,357,951

	(Cost $10,010,176)	9,824,133

Utilities - 2.5%
AES Corp./VA	40,751	523,650
American Electric Power Co., Inc.	25,396	1,630,677
CenterPoint Energy, Inc.	25,465	591,552
Edison International	11,556	834,921
El Paso Electric Co.	4,965	232,213
Exelon Corp.	33,393	1,111,653
FirstEnergy Corp.	15,317	506,686
MDU Resources Group, Inc.	2,587	65,813
NiSource, Inc.	66,704	1,608,233
OGE Energy Corp.	1,552	49,074
Portland General Electric Co.	15,536	661,678
Public Service Enterprise Group, Inc.	5,155	215,840
Southwest Gas Corp.	9,652	674,289
Talen Energy Corp. (3)	9,947	137,766
UGI Corp.	23,283	1,053,323
Vectren Corp.	2,509	125,952
Westar Energy, Inc.	7,210	409,168

	(Cost $10,720,273)	10,432,488

Total Common Stocks	(Cost $282,153,628)	286,507,559

Registered Investment Companies - 15.0%

iShares MSCI Emerging Markets ETF (9)	857,408		32,109,929
iShares MSCI EAFE ETF (9)	306,884		18,146,051
iShares Russell 2000 Value ETF (9)	117,502		12,308,335

Total Registered Investment Companies	(Cost $60,685,504)		62,564,315

Money Market Registered Investment Companies - 15.1%

Morgan Stanley Government Institutional Fund, 0.31% (5)	130,111		130,111
Meeder Money Market Fund - Institutional Class, 0.38% (6)	62,641,301		62,641,301

Total Money Market Registered Investment Companies	(Cost $62,771,412)		62,771,412

Bank Obligations - 0.2%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (7)	249,440		249,440
EverBank Money Market Account, 0.61%, 10/3/2016 (7)	249,384		249,384
Pacific Mercantile Bank Deposit Account, 0.60%, 10/3/2016 (7)	249,377		249,377

Total Bank Obligations	(Cost $748,201)		748,201

Total Investments - 99.2%	(Cost $406,358,745)	(2)	412,591,487

Other Assets less Liabilities - 0.8%			3,412,670

Total Net Assets - 100.0%			416,004,157

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	5,048		49,824
Meeder Balanced Fund	2,667		28,617
Meeder Dynamic Growth Fund	1,816		17,488
Meeder Muirfield Fund	6,967		46,609
Meeder Quantex Fund	4,099		132,070
Meeder Infrastructure Fund	775		17,011

Total Trustee Deferred Compensation	(Cost $228,549)		291,619

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2016, notional value $67,512,500	625	(44,579)

Total Futures Contracts	625	(44,579)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

 • Level 1 - quoted prices in active markets for identical securities
 • Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 • Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$411,843,286	$(44,579)
Level 2 - Other Significant Observable Inputs	748,201	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$412,591,487	$(44,579)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $406,720,921 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,211,495
Unrealized depreciation	(4,023,332)
Net unrealized appreciation (depreciation)	$6,188,163

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 75.2%

Consumer Discretionary - 6.0%
Amazon.com, Inc. (3)	1,732	1,450,221
Best Buy Co., Inc.	3,960	151,193
Big Lots, Inc.	1,552	74,108
Brinker International, Inc.	11,980	604,151
Burlington Stores, Inc. (3)	687	55,661
Coach, Inc.	4,748	173,587
Comcast Corp.	14,457	959,077
Cooper-Standard Holding, Inc. (3)	1,816	179,421
Darden Restaurants, Inc.	1,966	120,555
Dick's Sporting Goods, Inc.	641	36,358
DR Horton, Inc.	8,624	260,445
Drew Industries, Inc.	380	37,248
Ford Motor Co.	13,474	162,631
General Motors Co.	10,837	344,291
Home Depot, Inc./The	6,546	842,339
International Game Technology PLC	9,646	235,169
Interpublic Group of Cos., Inc./The	6,262	139,956
John Wiley & Sons, Inc.	1,752	90,421
Kohl's Corp.	1,179	51,581
Michael Kors Holdings, Ltd. (3)	7,187	336,280
Michaels Cos., Inc./The (3)	6,431	155,437
Pool Corp.	837	79,113
Shutterfly, Inc. (3)	693	30,936
Staples, Inc.	6,428	54,959
Tenneco, Inc.	1,081	62,990
TRI Pointe Group, Inc. (3)	7,692	101,381
Tupperware Brands Corp.	5,419	354,240
Viacom, Inc.	6,692	254,965
Whirlpool Corp.	593	96,161
Yum! Brands, Inc.	3,357	304,849

	(Cost $7,494,381)	7,799,724

Consumer Staples - 6.6%
Altria Group, Inc.	20,724	1,310,379
Archer-Daniels-Midland Co.	4,321	182,217
Bunge, Ltd.	2,160	127,937
Darling Ingredients, Inc. (3)	3,866	52,230
Dr Pepper Snapple Group, Inc.	1,065	97,245
General Mills, Inc.	4,441	283,691
Herbalife, Ltd.	3,854	238,909
Hershey Co./The	3,677	351,521
Ingredion, Inc.	5,859	779,599
Kroger Co./The	7,910	234,769
Mead Johnson Nutrition Co.	689	54,438
Nu Skin Enterprises, Inc.	4,930	319,365
PepsiCo, Inc.	13,499	1,468,286
Philip Morris International, Inc.	7,799	758,219
Sysco Corp.	5,892	288,767
Tyson Foods, Inc.	10,248	765,218
Wal-Mart Stores, Inc.	17,357	1,251,787

	(Cost $8,442,478)	8,564,577

Energy - 2.4%
Chesapeake Energy Corp.	5,331	33,425
Cimarex Energy Co.	928	124,695
Continental Resources, Inc./OK (3)	3,875	201,345
Devon Energy Corp.	16,941	747,268
EOG Resources, Inc.	1,665	161,022
Exxon Mobil Corp.	2,649	231,205
Laredo Petroleum, Inc. (3)	2,498	32,224
Marathon Petroleum Corp.	3,715	150,792
Newfield Exploration Co. (3)	5,287	229,773
Oceaneering International, Inc.	643	17,689
ONEOK, Inc.	130	6,681
Parsley Energy, Inc. (3)	1,125	37,699
QEP Resources, Inc.	15,519	303,086
Schlumberger, Ltd.	2,735	215,080
SM Energy Co.	2,192	84,567
Southwestern Energy Co.	3,835	53,076
Spectra Energy Corp.	3,450	147,488
Teekay Tankers, Ltd.	11,678	29,545
Valero Energy Corp.	3,599	190,747
WPX Energy, Inc. (3)	7,072	93,280

	(Cost $2,994,423)	3,090,687

Financials - 9.5%
Aflac, Inc.	12,046	865,746
Allstate Corp./The	7,938	549,151
Aon PLC	3,721	418,575
Aspen Insurance Holdings, Ltd.	634	29,538
Bank of America Corp.	96,027	1,502,823
BB&T Corp.	15,230	574,476
Chimera Investment Corp.	11,974	190,985
Cincinnati Financial Corp.	956	72,102
Essent Group, Ltd. (3)	7,418	197,393
Fifth Third Bancorp	39,521	808,600
First American Financial Corp.	13,718	538,843
FNB Corp./PA	12,556	154,439
Great Western Bancorp, Inc.	7,133	237,672
Invesco Mortgage Capital, Inc.	5,099	77,658
JPMorgan Chase & Co.	10,621	707,252

Lazard, Ltd.	985	35,815
Marsh & McLennan Cos., Inc.	13,394	900,747
MFA Financial, Inc.	20,023	149,772
MGIC Investment Corp.	15,418	123,344
Morgan Stanley	12,583	403,411
Navient Corp.	6,480	93,766
Old Republic International Corp.	27,243	480,022
Popular, Inc.	9,919	379,104
Principal Financial Group, Inc.	1,871	96,375
Prudential Financial, Inc.	5,214	425,723
Regions Financial Corp.	8,149	80,431
Reinsurance Group of America, Inc.	6,538	705,712
S&P Global, Inc.	538	68,089
Santander Consumer USA Holdings, Inc.	2,457	29,877
Selective Insurance Group, Inc.	5,401	215,284
SunTrust Banks, Inc.	9,876	432,569
Synchrony Financial	1,391	38,948
TCF Financial Corp.	10,231	148,452
Unum Group	6,683	235,977
US Bancorp	8,640	370,570

	(Cost $12,048,379)	12,339,241

Healthcare - 13.2%
AbbVie, Inc.	19,144	1,207,412
Aetna, Inc.	2,604	300,632
Agilent Technologies, Inc.	5,122	241,195
Align Technology, Inc. (3)	2,287	214,406
Allscripts Healthcare Solutions, Inc.	3,444	45,357
Amgen, Inc.	4,843	807,861
Baxter International, Inc.	17,838	849,089
Boston Scientific Corp. (3)	10,529	250,590
Bristol-Myers Squibb Co.	5,937	320,123
Bruker Corp.	1,545	34,994
Cardinal Health, Inc.	3,634	282,362
Celgene Corp. (3)	2,650	277,005
Charles River Laboratories International, Inc. (3)	2,204	183,681
CR Bard, Inc.	850	190,638
Danaher Corp.	6,228	488,213
DENTSPLY SIRONA, Inc.	1,969	117,018
Edwards Lifesciences Corp. (3)	3,581	431,725
Gilead Sciences, Inc.	9,531	754,093
HCA Holdings, Inc.	3,604	272,571
Hill-Rom Holdings, Inc.	1,849	114,601
Hologic, Inc. (3)	3,933	152,718
IDEXX Laboratories, Inc. (3)	1,631	183,863

Johnson & Johnson	16,098	1,901,657
Mallinckrodt PLC (3)	1,733	120,929
Masimo Corp.	4,179	248,609
McKesson Corp.	1,454	242,455
Medtronic PLC	9,700	838,080
Merck & Co., Inc.	16,431	1,025,459
Mettler-Toledo International, Inc. (3)	642	269,531
Mylan NV	825	31,449
Pfizer, Inc.	34,990	1,185,111
Quest Diagnostics, Inc.	6,296	532,830
Quintiles IMS Holdings, Inc. (3)	1,663	134,803
ResMed, Inc.	457	29,609
St Jude Medical, Inc.	10,514	838,597
Stryker Corp.	2,642	307,555
United Therapeutics Corp. (3)	604	71,320
UnitedHealth Group, Inc.	8,088	1,132,320
Varian Medical Systems, Inc.	1,963	195,377
VWR Corp. (3)	5,094	144,466
Zoetis, Inc.	3,779	196,546

	(Cost $16,751,103)	17,166,850

Industrials - 6.7%
3M Co.	5,692	1,003,101
Brink's Co./The	1,793	66,484
BWX Technologies, Inc.	4,131	158,506
Crane Co.	4,945	311,584
Dover Corp.	6,425	473,137
Dun & Bradstreet Corp./The	3,837	524,211
Eaton Corp. PLC	3,925	257,912
Emerson Electric Co.	4,163	226,925
Fortive Corp.	3,448	175,503
HD Supply Holdings, Inc. (3)	12,007	383,984
Hillenbrand, Inc.	1,555	49,200
Honeywell International, Inc.	6,650	775,324
Huntington Ingalls Industries, Inc.	4,725	724,910
Illinois Tool Works, Inc.	4,366	523,221
Ingersoll-Rand PLC	1,645	111,761
Jacobs Engineering Group, Inc.	1,122	58,030
Landstar System, Inc.	365	24,849
Lockheed Martin Corp.	1,292	309,718
Masco Corp.	6,425	220,442
Parker-Hannifin Corp.	654	82,097
Pitney Bowes, Inc.	5,739	104,220
Rexnord Corp. (3)	4,577	97,994
RR Donnelley & Sons Co. (3)	35,104	551,835
Spirit AeroSystems Holdings, Inc.	3,230	143,864
Stanley Black & Decker, Inc.	2,609	320,855
Textron, Inc.	2,452	97,467
Trinity Industries, Inc.	751	18,159
United Rentals, Inc. (3)	9,944	780,505
Universal Forest Products, Inc.	369	36,343
Waste Management, Inc.	668	42,592
WESCO International, Inc. (3)	782	48,085
West Corp.	3,223	71,164

	(Cost $8,770,649)	8,773,982

Information Technology - 19.0%
Accenture PLC	5,260	642,614
Activision Blizzard, Inc.	5,530	244,979
Amkor Technology, Inc. (3)	5,591	54,345
Apple, Inc.	12,633	1,428,161
Applied Materials, Inc.	4,043	121,896
ARRIS International PLC (3)	1,243	35,214
Booz Allen Hamilton Holding Corp.	3,536	111,773
Broadridge Financial Solutions, Inc.	4,733	320,850
Brocade Communications Systems, Inc.	5,048	46,593

CA, Inc.	23,527	778,273
Cadence Design Systems, Inc. (3)	12,210	311,721
CDK Global, Inc.	3,282	188,256
Cisco Systems, Inc.	46,701	1,481,356
Citrix Systems, Inc. (3)	5,501	468,795
Computer Sciences Corp.	10,288	537,136
CoreLogic, Inc./United States	1,307	51,261
eBay, Inc. (3)	27,515	905,244
Electronic Arts, Inc. (3)	3,863	329,900
First Data Corp. (3)	3,881	51,074
Gartner, Inc.	382	33,788
Gigamon, Inc. (3)	591	32,387
Harris Corp.	1,552	142,179
Hewlett Packard Enterprise Co.	39,840	906,360
HP, Inc.	51,487	799,593
Ingram Micro, Inc.	676	24,106
Intel Corp.	41,582	1,569,721
International Business Machines Corp.	8,710	1,383,584
Intuit, Inc.	7,795	857,528
Keysight Technologies, Inc. (3)	2,519	79,827
KLA-Tencor Corp.	6,364	443,634
Leidos Holdings, Inc.	3,369	145,810
Linear Technology Corp.	13,422	795,790
ManTech International Corp./VA	807	30,416
Maxim Integrated Products, Inc.	3,572	142,630
Mentor Graphics Corp.	10,732	283,754
Micron Technology, Inc.	34,340	610,565
Microsoft Corp.	43,991	2,533,909
Motorola Solutions, Inc.	1,901	145,008
NCR Corp. (3)	1,849	59,519
NetApp, Inc.	1,854	66,410
NIC, Inc.	1,248	29,328
NVIDIA Corp.	13,172	902,545
ON Semiconductor Corp. (3)	2,546	31,367
Oracle Corp.	32,421	1,273,497
Paychex, Inc.	4,296	248,610
PTC, Inc. (3)	2,062	91,367
QUALCOMM, Inc.	8,403	575,606
Rackspace Hosting, Inc. (3)	500	15,845
Sanmina Corp. (3)	2,619	74,563
Science Applications International Corp.	3,558	246,818
Symantec Corp.	7,838	196,734
Synopsys, Inc. (3)	6,472	384,113
Texas Instruments, Inc.	15,114	1,060,701
Travelport Worldwide, Ltd.	9,226	138,667
Western Union Co./The	9,147	190,441
Xerox Corp.	18,833	190,778

	(Cost $23,579,637)	24,846,939

Materials - 2.4%
Albemarle Corp.	356	30,434
Berry Plastics Group, Inc. (3)	1,021	44,771
Commercial Metals Co.	7,238	117,183
Freeport-McMoRan, Inc.	6,774	73,566
GCP Applied Technologies, Inc. (3)	3,480	98,554
Huntsman Corp.	4,151	67,537
International Paper Co.	9,091	436,186
LyondellBasell Industries NV	8,669	699,242
Monsanto Co.	645	65,919
Newmont Mining Corp.	13,647	536,191
Nucor Corp.	1,667	82,433
Packaging Corp. of America	2,822	229,316
Reliance Steel & Aluminum Co.	2,096	150,975
Sonoco Products Co.	554	29,268
Steel Dynamics, Inc.	9,653	241,228
Trinseo SA	2,973	168,153

	(Cost $3,066,576)	3,070,956

Real Estate Investment Trust - 3.3%
American Tower Corp.	258	29,239
Brixmor Property Group, Inc.	2,549	70,837
CBRE Group, Inc. (3)	21,395	598,632
Communications Sales & Leasing, Inc.	3,891	122,216
Corporate Office Properties Trust	8,959	253,988
DCT Industrial Trust, Inc.	735	35,684
Duke Realty Corp.	7,597	207,626
EPR Properties	722	56,850
Forest City Realty Trust, Inc.	5,133	118,726
Gaming and Leisure Properties, Inc.	18,351	613,841
Highwoods Properties, Inc.	5,367	279,728
Hospitality Properties Trust	14,327	425,798
Iron Mountain, Inc.	7,223	271,079
Jones Lang LaSalle, Inc.	765	87,049
Lamar Advertising Co.	2,274	148,515
Lexington Realty Trust	11,529	118,749
Liberty Property Trust	5,626	227,009
Simon Property Group, Inc.	1,067	220,880
STORE Capital Corp.	3,331	98,165
Tanger Factory Outlet Centers, Inc.	1,570	61,167
VEREIT, Inc.	15,850	164,365
Weyerhaeuser Co.	2,871	91,700

	(Cost $4,391,271)	4,301,843

Telecommunication Services - 3.1%
AT&T, Inc.	46,654	1,894,619
CenturyLink, Inc.	7,024	192,668
Telephone & Data Systems, Inc.	6,962	189,227
Verizon Communications, Inc.	33,029	1,716,847

	(Cost $3,981,077)	3,993,361

Utilities - 3.0%
AES Corp./VA	28,006	359,877
American Electric Power Co., Inc.	5,174	332,223
CenterPoint Energy, Inc.	7,069	164,213
Exelon Corp.	17,129	570,224
FirstEnergy Corp.	2,901	95,965
NextEra Energy, Inc.	4,455	544,936
NiSource, Inc.	24,716	595,903
Southwest Gas Corp.	4,462	311,715
UGI Corp.	12,297	556,316
Vectren Corp.	833	41,817
Westar Energy, Inc.	5,393	306,053

	(Cost $3,957,262)	3,879,242

Total Common Stocks	(Cost $95,477,236)	97,827,402

Registered Investment Companies - 13.0%

iShares MSCI Emerging Markets ETF (7)	276,984		10,373,050
Technology Select Sector SPDR Fund (7)	109,336		6,465,038

Total Registered Investment Companies	(Cost $16,511,103)		16,838,088

Money Market Registered Investment Companies - 10.4%

Meeder Money Market Fund - Institutional Class, 0.38% (4)	13,505,839		13,505,839

Total Money Market Registered Investment Companies	(Cost $13,505,839)		13,505,839

Bank Obligations - 0.6%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (5)	249,440		249,440
EverBank Money Market Account, 0.61%, 10/3/2016 (5)	249,384		249,384
Pacific Mercantile Bank Deposit Account, 0.60%, 10/3/2016 (5)	249,377		249,377

Total Bank Obligations	(Cost $748,201)		748,201

Total Investments - 99.2%	(Cost $126,242,379)	(2)	128,919,530

Other Assets less Liabilities - 0.8%			1,093,571

Total Net Assets - 100.0%			130,013,101

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	3,353		33,094
Meeder Balanced Fund	1,741		18,681
Meeder Dynamic Growth Fund	1,204		11,595
Meeder Muirfield Fund	3,686		24,659
Meeder Quantex Fund	1,853		59,704
Meeder Infrastructure Fund	506		11,107

Total Trustee Deferred Compensation	(Cost $127,785)		158,840

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 Mini Futures expiring December 2016, notional value $15,230,820	141	(10,918)
Total Futures Contracts	141	(10,918)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$128,171,329	$(10,918)
Level 2 - Other Significant Observable Inputs	748,201	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$128,919,530	$(10,918)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $126,930,019 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,575,409
Unrealized depreciation	(909,176)
Net unrealized appreciation (depreciation	$2,666,233

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(5)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Dividend Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 75.7%

Consumer Discretionary - 3.3%
Best Buy Co., Inc.	1,932	73,764
Coach, Inc.	1,055	38,571
DR Horton, Inc.	3,941	119,018
ILG, Inc. (3)	19,939	342,353
International Game Technology PLC	13,896	338,784
John Wiley & Sons, Inc.	4,850	250,309
La-Z-Boy, Inc.	3,574	87,777
Tupperware Brands Corp.	5,250	343,193
Viacom, Inc.	9,698	369,494

	(Cost $1,922,016)	1,963,263

Consumer Staples - 5.2%
Archer-Daniels-Midland Co.	995	41,959
Bunge, Ltd.	4,874	288,687
Coca-Cola European Partners PLC	4,917	196,188
Ingredion, Inc.	2,658	353,673
Kroger Co./The	6,734	199,865
Nu Skin Enterprises, Inc.	5,428	351,626
PepsiCo, Inc.	3,907	424,964
Philip Morris International, Inc.	289	28,097
Tyson Foods, Inc.	5,038	376,187
Wal-Mart Stores, Inc.	11,137	803,200

	(Cost $2,998,212)	3,064,446

Energy - 3.9%
Devon Energy Corp.	10,413	459,317
Marathon Petroleum Corp.	3,361	136,423
Oceaneering International, Inc.	11,352	312,294
ONEOK, Inc.	6,793	349,092
QEP Resources, Inc.	19,144	373,882
SM Energy Co.	4,306	166,125
Spectra Energy Corp.	3,891	166,340
Valero Energy Corp.	6,469	342,857

	(Cost $2,263,578)	2,306,330

Financials - 11.7%
Aflac, Inc.	6,334	455,225
Allstate Corp./The	6,458	446,764
Bank of America Corp.	66,185	1,035,795
BB&T Corp.	5,278	199,086
Chimera Investment Corp.	20,839	332,382
EverBank Financial Corp.	17,254	334,037
Fifth Third Bancorp	15,599	319,156
First American Financial Corp.	8,770	344,486
FNB Corp./PA	22,938	282,137
Invesco Mortgage Capital, Inc.	13,341	203,183
JPMorgan Chase & Co.	1,926	128,252
MFA Financial, Inc.	16,454	123,076
Navient Corp.	20,794	300,889
New Residential Investment Corp.	8,080	111,585
Old Republic International Corp.	19,770	348,347
Popular, Inc.	9,136	349,178
Principal Financial Group, Inc.	805	41,466
Prudential Financial, Inc.	4,888	399,105
Reinsurance Group of America, Inc.	2,687	290,035
S&P Global, Inc.	2,127	269,193
Selective Insurance Group, Inc.	8,345	332,632
SunTrust Banks, Inc.	4,886	214,007
Unum Group	911	32,167

	(Cost $6,659,023)	6,892,183

Healthcare - 10.6%
AbbVie, Inc.	5,178	326,576
Aetna, Inc.	1,382	159,552
Agilent Technologies, Inc.	864	40,686
Amgen, Inc.	1,912	318,941
Baxter International, Inc.	8,933	425,211
CR Bard, Inc.	1,166	261,510
Danaher Corp.	4,155	325,710
DENTSPLY SIRONA, Inc.	3,339	198,437
Gilead Sciences, Inc.	4,115	325,579
Hill-Rom Holdings, Inc.	1,343	83,239
Johnson & Johnson	12,589	1,487,139
Medtronic PLC	1,749	151,114
Merck & Co., Inc.	8,454	527,614
Pfizer, Inc.	27,085	917,369
Quest Diagnostics, Inc.	1,942	164,351
St Jude Medical, Inc.	4,562	363,865
Stryker Corp.	1,315	153,079

	(Cost $6,304,836)	6,229,972

Industrials - 7.6%
Brink's Co./The	9,153	339,393
BWX Technologies, Inc.	3,033	116,376
Crane Co.	5,584	351,848
Cummins, Inc.	1,450	185,818
Dover Corp.	5,475	403,179
Dun & Bradstreet Corp./The	2,566	350,567
EnerSys	4,931	341,176
Fluor Corp.	1,849	94,891
General Electric Co.	3,695	109,446
Herman Miller, Inc.	2,748	78,593
Huntington Ingalls Industries, Inc.	2,180	334,456
Masco Corp.	8,099	277,877
Owens Corning	4,993	266,576
Pitney Bowes, Inc.	15,140	274,942
RR Donnelley & Sons Co. (3)	20,921	328,878
Trinity Industries, Inc.	10,918	263,997
Universal Forest Products, Inc.	3,292	324,229
Xylem, Inc./NY	258	13,532

	(Cost $4,487,462)	4,455,774

Information Technology - 13.8%
CA, Inc.	11,475	379,593
Cisco Systems, Inc.	1,477	46,850
Computer Sciences Corp.	7,029	366,984
Hewlett Packard Enterprise Co.	21,977	499,977
HP, Inc.	29,520	458,446
Ingram Micro, Inc.	1,607	57,306
Intel Corp.	27,547	1,039,898
International Business Machines Corp.	3,338	530,241
Intuit, Inc.	3,044	334,870
KLA-Tencor Corp.	4,742	330,565
Leidos Holdings, Inc.	6,564	284,090
Linear Technology Corp.	6,193	367,183
Mentor Graphics Corp.	13,097	346,285
Microsoft Corp.	5,831	335,866
Motorola Solutions, Inc.	1,259	96,037
Oracle Corp.	19,971	784,461
QUALCOMM, Inc.	8,260	565,810
Science Applications International Corp.	4,784	331,866
Symantec Corp.	12,434	312,093
Texas Instruments, Inc.	4,849	340,303
Xerox Corp.	30,411	308,063

	$7,789,124)	8,116,787

Materials - 4.8%
Avery Dennison Corp.	3,439	267,520
Commercial Metals Co.	16,572	268,301
International Paper Co.	8,766	420,593
LyondellBasell Industries NV	5,169	416,932
Newmont Mining Corp.	10,733	421,700
Reliance Steel & Aluminum Co.	4,585	330,258
Steel Dynamics, Inc.	14,175	354,233
Worthington Industries, Inc.	7,541	362,194

	(Cost $2,740,616)	2,841,731

Real Estate Investment Trust - 4.2%
Communications Sales & Leasing, Inc.	2,998	94,167
Corporate Office Properties Trust	11,775	333,821
Duke Realty Corp.	3,646	99,645
EPR Properties	165	12,992
GEO Group, Inc./The	10,698	254,398
Highwoods Properties, Inc.	1,096	57,124
Hospitality Properties Trust	11,882	353,133
Iron Mountain, Inc.	8,763	328,875
Jones Lang LaSalle, Inc.	1,349	153,503
Lexington Realty Trust	27,938	287,761
Liberty Property Trust	8,579	346,163
Select Income REIT	6,626	178,239

	(Cost $2,513,989)	2,499,821
Telecommunication Services - 4.8%
AT&T, Inc.	34,559	1,403,441
CenturyLink, Inc.	11,620	318,737
Telephone & Data Systems, Inc.	12,593	342,278
Verizon Communications, Inc.	15,136	786,769

	(Cost $2,869,839)	2,851,225

Utilities - 5.8%
AES Corp./VA	22,721	291,965
Entergy Corp.	634	48,647
Exelon Corp.	13,340	444,089
FirstEnergy Corp.	9,207	304,568
NextEra Energy, Inc.	3,275	400,598
NiSource, Inc.	14,599	351,982
OGE Energy Corp.	8,867	280,375
Portland General Electric Co.	5,985	254,901
Southwest Gas Corp.	4,571	319,330
UGI Corp.	7,770	351,515
Westar Energy, Inc.	6,458	366,492

	(Cost $3,471,961)	3,414,462

Total Common Stocks	(Cost $44,020,656)	44,635,994

Registered Investment Companies - 5.9%

iShares MSCI Emerging Markets ETF (7)	92,449	3,462,216

Total Registered Investment Companies	(Cost $3,378,198)	3,462,216

Money Market Registered Investment Companies - 16.3%

Meeder Money Market Fund - Institutional Class, 0.38% (4)	9,580,886	9,580,886

Total Money Market Registered Investment Companies	(Cost $9,580,886)	9,580,886

Bank Obligations - 0.4%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (5)	249,440	249,440

Total Bank Obligations	(Cost $249,440)	249,440

Total Investments - 98.3%	(Cost $57,229,180)(2)	57,928,536

Other Assets less Liabilities - 1.7%		997,391

Total Net Assets - 100.0%		58,925,927

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	65	642
Meeder Balanced Fund	38	408
Meeder Dynamic Growth Fund	24	231
Meeder Muirfield Fund	56	375
Meeder Quantex Fund	14	451
Meeder Infrastructure Fund	12	263

Total Trustee Deferred Compensation	(Cost $2,285)	2,370

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2016, notional value $10,585,960	98	10,260

Total Futures Contracts	98	10,260

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$57,679,096	$10,260
Level 2 - Other Significant Observable Inputs	249,440	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$57,928,536	$10,260

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $57,377,082 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,404,148
Unrealized depreciation	(694,532)
Net unrealized appreciation (depreciation)	$709,616

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(5)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Dividend Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 83.0%

Consumer Discretionary - 7.4%
Big Lots, Inc.	864	41,256
Bloomin' Brands, Inc.	8,375	144,385
Brinker International, Inc.	5,042	254,268
Burlington Stores, Inc. (3)	304	24,630
Cooper-Standard Holding, Inc. (3)	1,619	159,957
DR Horton, Inc.	13,848	418,210
Drew Industries, Inc.	1,219	119,486
H&R Block, Inc.	1,989	46,045
HSN, Inc.	2,701	107,500
ILG, Inc. (3)	18,170	311,979
International Game Technology PLC	12,697	309,553
Jack in the Box, Inc.	1,292	123,954
John Wiley & Sons, Inc.	1,641	84,692
Michael Kors Holdings, Ltd. (3)	2,492	116,601
Michaels Cos., Inc./The (3)	10,753	259,900
Restoration Hardware Holdings, Inc. (3)	485	16,771
Sally Beauty Holdings, Inc. (3)	1,222	31,381
Smith & Wesson Holding Corp. (3)(4)	4,521	120,213
Staples, Inc.	15,994	136,749
Tailored Brands, Inc.	894	14,036
Tenneco, Inc.	1,683	98,068
TRI Pointe Group, Inc. (3)	18,971	250,038
Tupperware Brands Corp.	5,950	388,952
Wolverine World Wide, Inc.	7,012	161,486

	(Cost $3,771,650)	3,740,110

Consumer Staples - 3.4%
Avon Products, Inc.	6,769	38,313
Bunge, Ltd.	2,917	172,774
Darling Ingredients, Inc. (3)	5,018	67,793
Dean Foods Co.	4,971	81,524
Fresh Del Monte Produce, Inc.	1,058	63,374
Herbalife, Ltd.	4,329	268,355
Ingredion, Inc.	2,990	397,849
Nu Skin Enterprises, Inc.	3,082	199,652
SUPERVALU, Inc.	3,977	19,845
Tyson Foods, Inc.	1,579	117,904
Wal-Mart Stores, Inc.	4,247	306,294

	(Cost $1,763,386)	1,733,677

Energy - 2.8%
Callon Petroleum Co. (3)	5,276	82,833
Chesapeake Energy Corp.	10,396	65,183
Devon Energy Corp.	8,225	362,805
FMC Technologies, Inc. (3)	4,975	147,608
Laredo Petroleum, Inc. (3)	518	6,682
Newfield Exploration Co. (3)	6,042	262,585
Oasis Petroleum, Inc. (3)	4,939	56,650
Parsley Energy, Inc. (3)	126	4,222
QEP Resources, Inc.	13,167	257,152
SM Energy Co.	929	35,841
Southwestern Energy Co.	6,653	92,078
WPX Energy, Inc. (3)	3,152	41,575

	(Cost $1,337,612)	1,415,214

Financials - 11.7%
Aflac, Inc.	5,833	419,218
Allstate Corp./The	398	27,534
Aon PLC	67	7,537
Bank of America Corp.	22,598	353,659
Chemical Financial Corp.	7,986	352,422
Chimera Investment Corp.	18,774	299,445
Essent Group, Ltd. (3)	7,866	209,314
EverBank Financial Corp.	1,105	21,393
First American Financial Corp.	9,190	360,983
Flagstar Bancorp, Inc.	713	19,786
FNB Corp./PA	6,503	79,987
Genworth Financial, Inc.	9,559	47,413
Great Western Bancorp, Inc.	7,422	247,301
Hancock Holding Co.	2,367	76,762
Huntington Bancshares, Inc./OH	11,101	109,456
International Bancshares Corp.	2,937	87,464
Invesco Mortgage Capital, Inc.	11,219	170,865
Lazard, Ltd.	1,687	61,339
Marsh & McLennan Cos., Inc.	5,921	398,187
MFA Financial, Inc.	11,612	86,858
MGIC Investment Corp.	39,977	319,816
Nationstar Mortgage Holdings, Inc. (3)	6,605	97,820
Navient Corp.	23,999	347,266
Old Republic International Corp.	5,979	105,350
Popular, Inc.	11,362	434,256
Reinsurance Group of America, Inc.	4,588	495,229
Santander Consumer USA Holdings, Inc.	6,143	74,699
Selective Insurance Group, Inc.	7,452	297,037
TCF Financial Corp.	16,953	245,988
WP Glimcher, Inc.	7,185	88,950

	(Cost $5,901,806)	5,943,334

Healthcare - 10.4%
AbbVie, Inc.	5,612	353,949
Align Technology, Inc. (3)	2,885	270,469
Amgen, Inc.	1,563	260,724
Baxter International, Inc.	8,896	423,450
Bruker Corp.	1,001	22,673
Charles River Laboratories International, Inc. (3)	1,444	120,343
Coherus Biosciences, Inc. (3)	519	13,899
DENTSPLY SIRONA, Inc.	2,908	172,822
Edwards Lifesciences Corp. (3)	1,577	190,123
Gilead Sciences, Inc.	3,361	265,922
Halyard Health, Inc. (3)	1,947	67,483
Hill-Rom Holdings, Inc.	1,953	121,047
HMS Holdings Corp. (3)	6,382	141,489
Hologic, Inc. (3)	1,625	63,099
IDEXX Laboratories, Inc. (3)	1,238	139,560
INC Research Holdings, Inc. (3)	2,672	119,118
Johnson & Johnson	1,380	163,019
Lipocine, Inc. (3)	4,011	17,889
Masimo Corp.	5,300	315,297
Merck & Co., Inc.	1,601	99,918
PAREXEL International Corp. (3)	760	52,782
Pfenex, Inc. (3)	952	8,520
Pfizer, Inc.	5,293	179,274
Quest Diagnostics, Inc.	4,273	361,624
Quintiles IMS Holdings, Inc. (3)	327	26,507
ResMed, Inc.	1,243	80,534
St Jude Medical, Inc.	5,286	421,611
T2 Biosystems, Inc. (3)	122	883
United Therapeutics Corp. (3)	1,463	172,751
UnitedHealth Group, Inc.	2,332	326,480
VWR Corp. (3)	9,657	273,873
Zafgen, Inc. (3)	1,581	5,233

	(Cost $5,292,451)	5,252,365

Industrials - 11.1%
Applied Industrial Technologies, Inc.	258	12,059
Barnes Group, Inc.	2,176	88,237
Brady Corp.	5,742	198,731
Brink's Co./The	5,308	196,821
BWX Technologies, Inc.	4,441	170,401
Crane Co.	6,860	432,249
Dun & Bradstreet Corp./The	3,375	461,093
EMCOR Group, Inc.	2,753	164,134
EnerSys	2,183	151,042
Fortive Corp.	7,115	362,154
G&K Services, Inc.	210	20,053
HD Supply Holdings, Inc. (3)	10,503	335,886
Herman Miller, Inc.	1,307	37,380
Hillenbrand, Inc.	2,666	84,352
HNI Corp.	1,496	59,541
Huntington Ingalls Industries, Inc.	2,752	422,212
Jacobs Engineering Group, Inc.	355	18,361
John Bean Technologies Corp.	1,029	72,596
Joy Global, Inc.	1,056	29,293
MasTec, Inc. (3)	4,579	136,179
Moog, Inc.	996	59,302
Mueller Industries, Inc.	6,173	200,129
Mueller Water Products, Inc.	4,561	57,241
Pitney Bowes, Inc.	7,535	136,836
Regal Beloit Corp.	1,491	88,700
Rexnord Corp. (3)	9,969	213,436
Robert Half International, Inc.	969	36,686
RR Donnelley & Sons Co. (3)	20,494	322,166
Spirit AeroSystems Holdings, Inc.	3,718	165,600
Steelcase, Inc.	561	7,792
Swift Transportation Co. (3)	209	4,487
Tetra Tech, Inc.	441	15,642
Trex Co., Inc. (3)	1,153	67,704
Trinity Industries, Inc.	7,095	171,557
United Rentals, Inc. (3)	3,915	307,288
Universal Forest Products, Inc.	1,613	158,864
WESCO International, Inc. (3)	503	30,929
West Corp.	4,866	107,441

	(Cost $5,695,092)	5,604,574

Information Technology - 17.7%
Advanced Energy Industries, Inc. (3)	920	43,534
Amkor Technology, Inc. (3)	14,241	138,423
Aspen Technology, Inc. (3)	2,275	106,447
Belden, Inc.	428	29,528
Booz Allen Hamilton Holding Corp.	3,600	113,796
Broadridge Financial Solutions, Inc.	4,115	278,956
Brocade Communications Systems, Inc.	6,457	59,598
CA, Inc.	12,714	151,855
CACI International, Inc. (3)	1,505	385,350
Cadence Design Systems, Inc. (3)	15,094	17,751
Cardtronics, Inc. (3)	398	198,675
Cirrus Logic, Inc. (3)	3,738	44,884
Cisco Systems, Inc.	1,415	334,233
Citrix Systems, Inc. (3)	3,922	233,825
CommVault Systems, Inc. (3)	4,401	420,579
Computer Sciences Corp.	5,632	294,047
Convergys Corp.	4,951	150,609
eBay, Inc. (3)	10,695	351,866
Fair Isaac Corp.	962	119,856
Gigamon, Inc. (3)	1,834	100,503
Hewlett Packard Enterprise Co.	8,573	195,036
HP, Inc.	25,943	402,895
Ingram Micro, Inc.	1,565	55,808
Intel Corp.	2,640	252,434
International Business Machines Corp.	6,687	2,544
Intersil Corp.	116	419,364
Intuit, Inc.	3,818	420,013
Jabil Circuit, Inc.	727	15,863
KLA-Tencor Corp.	1,356	94,527
Leidos Holdings, Inc.	2,091	90,498
Linear Technology Corp.	6,079	360,424
ManTech International Corp./VA	4,072	153,474
Match Group, Inc. (3)	3,256	57,924
Mentor Graphics Corp.	9,358	247,426
Microsoft Corp.	2,629	151,430
NCR Corp. (3)	3,716	119,618
NETGEAR, Inc. (3)	1,925	116,443
NIC, Inc.	1,240	29,140
ON Semiconductor Corp. (3)	8,863	109,192
Oracle Corp.	6,381	250,646
Plantronics, Inc.	469	24,369
PTC, Inc. (3)	513	22,731
QUALCOMM, Inc.	785	53,773
Rackspace Hosting, Inc. (3)	1,160	36,760
RealPage, Inc. (3)	2,867	73,682
Sanmina Corp. (3)	8,998	256,173
Science Applications International Corp.	3,804	263,883

Semtech Corp. (3)	1,650	45,755
Shutterstock, Inc. (3)	1,226	78,096
Symantec Corp.	3,462	86,896
Synopsys, Inc. (3)	3,780	224,343
Texas Instruments, Inc.	4,970	348,795
TiVo Corp. (3)	5,222	101,725
Travelport Worldwide, Ltd.	946	14,218
Xerox Corp.	25,064	253,898

	$8,815,067)	9,004,111
Materials - 4.6%
Chemours Co./The	3,063	49,008
Commercial Metals Co.	16,097	260,610
Freeport-McMoRan, Inc.	267	2,900
GCP Applied Technologies, Inc. (3)	7,935	224,719
Huntsman Corp.	8,665	140,980
LyondellBasell Industries NV	4,177	336,917
Minerals Technologies, Inc.	1,140	80,587
Newmont Mining Corp.	1,031	40,508
Owens-Illinois, Inc. (3)	5,172	95,113
Packaging Corp. of America	1,895	153,988
Reliance Steel & Aluminum Co.	3,420	246,343
Steel Dynamics, Inc.	11,393	284,711
Trinseo SA	2,710	153,278
Worthington Industries, Inc.	5,877	282,272

	(Cost $2,314,221)	2,351,934

Real Estate Investment Trust - 8.1%
Care Capital Properties, Inc.	40	1,140
CBL & Associates Properties, Inc.	7,282	88,403
CBRE Group, Inc. (3)	15,101	422,526
Communications Sales & Leasing, Inc.	7,698	241,794
CoreSite Realty Corp.	1,402	103,804
Corporate Office Properties Trust	6,157	174,551
DiamondRock Hospitality Co.	6,475	58,923
DuPont Fabros Technology, Inc.	2,858	117,893
Gaming and Leisure Properties, Inc.	13,105	438,362
Hospitality Properties Trust	12,512	371,857
Iron Mountain, Inc.	7,552	283,427
Jones Lang LaSalle, Inc.	1,772	201,636
Lamar Advertising Co.	850	55,514
Lexington Realty Trust	19,736	203,281
Liberty Property Trust	7,338	296,088
National Health Investors, Inc.	3,571	280,252
Potlatch Corp.	1,580	61,446
RLJ Lodging Trust	8,031	168,892
Ryman Hospitality Properties, Inc.	4,070	196,011
Sunstone Hotel Investors, Inc.	10,689	136,712
Xenia Hotels & Resorts, Inc.	12,847	195,017

	(Cost $4,213,807)	4,097,529

Telecommunication Services - 1.4%
AT&T, Inc.	2,064	83,819
CenturyLink, Inc.	7,021	192,586
Telephone & Data Systems, Inc.	10,902	296,316
Verizon Communications, Inc.	2,348	122,049

	(Cost $749,660)	694,770
Utilities - 4.4%
AES Corp./VA	25,772	331,170
El Paso Electric Co.	2,916	136,381
Exelon Corp.	8,384	279,103
NiSource, Inc.	14,398	347,136
NRG Yield, Inc.	2,509	40,947
Portland General Electric Co.	4,704	200,343
Southwest Gas Corp.	4,893	341,825
Talen Energy Corp. (3)	903	12,507
UGI Corp.	9,530	431,137
Westar Energy, Inc.	2,080	118,040

	(Cost $2,277,053)	2,238,589

Total Common Stocks	(Cost $42,131,805)	42,076,207

Registered Investment Companies - 14.5%

iShares MSCI Emerging Markets ETF (8)	126,954	4,754,427
iShares MSCI EAFE Index Fund (8)	44,214	2,614,374

Total Registered Investment Companies	(Cost $7,274,438)	7,368,801

Money Market Registered Investment Companies - 2.4%

Morgan Stanley Government Institutional Fund, 0.31% (5)	29,172	29,172
Meeder Money Market Fund - Institutional Class, 0.38% (6)	1,188,914	1,188,914

Total Money Market Registered Investment Companies	(Cost $1,218,086)	1,218,086

Total Investments - 99.9%	(Cost $50,624,329)(2)	50,663,094

Other Assets less Liabilities - 0.1%		47,655

Total Net Assets - 100.0%		50,710,749

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,882	18,575
Meeder Balanced Fund	998	10,709
Meeder Dynamic Growth Fund	672	6,471
Meeder Muirfield Fund	2,216	14,825
Meeder Quantex Fund	1,162	37,440
Meeder Infrastructure Fund	286	6,278

Total Trustee Deferred Compensation	(Cost $76,559)	94,298

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Russell 2000 Mini Index Futures expiring December 2016, notional value $374,490	3	1,822
E-mini Standard & Poors MidCap 400 Futures expiring December 2016, notional value $464,880	3	2,656

Total Futures Contracts	6	4,478

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$50,663,094	$4,478
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$50,663,094	$4,478

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $50,970,629 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$855,894
Unrealized depreciation	(812,651)
Net unrealized appreciation (depreciation)	$43,243

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(7)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Exchange-traded fund.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 52.5%

Consumer Discretionary - 5.4%
Aaron's, Inc.	865	21,988
Amazon.com, Inc. (3)	2,653	2,221,383
Bed Bath & Beyond, Inc.	3,548	152,954
Best Buy Co., Inc.	583	22,259
Big Lots, Inc.	2,549	121,715
Bloomin' Brands, Inc.	7,096	122,335
Brinker International, Inc.	4,534	228,650
Burlington Stores, Inc. (3)	65	5,266
Charter Communications, Inc. (3)	538	145,244
Coach, Inc.	6,003	219,470
Comcast Corp.	24,412	1,619,492
Cooper-Standard Holding, Inc. (3)	529	52,265
CST Brands, Inc.	446	21,448
Darden Restaurants, Inc.	975	59,787
Dick's Sporting Goods, Inc.	556	31,536
Dollar General Corp.	2,684	187,853
DR Horton, Inc.	16,217	489,753
Ford Motor Co.	17,801	214,858
Gap, Inc./The	2,204	49,017
Garmin, Ltd.	94	4,522
General Motors Co.	8,158	259,180
Genuine Parts Co.	1,913	192,161
H&R Block, Inc.	1,426	33,012
Harman International Industries, Inc.	156	13,174
Home Depot, Inc./The	8,401	1,081,041
HSN, Inc.	2,294	91,301
ILG, Inc. (3)	5,485	94,177
International Game Technology PLC	5,796	141,306
Interpublic Group of Cos., Inc./The	8,164	182,465
John Wiley & Sons, Inc.	2,530	130,573
Kohl's Corp.	1,049	45,894
Liberty Interactive Corp. QVC Group (3)	3,845	76,938
Lowe's Cos., Inc.	5,509	397,805
Macy's, Inc.	2,432	90,106
Marriott International, Inc./MD	346	23,269
McDonald's Corp.	6,788	783,064
Michael Kors Holdings, Ltd. (3)	3,742	175,088
Michaels Cos., Inc./The (3)	6,071	146,736
Netflix, Inc. (3)	1,718	169,309
News Corp.	2,226	31,119
NIKE, Inc.	3,769	198,438
Omnicom Group, Inc.	424	36,040
Priceline Group, Inc./The (3)	278	409,074
Ralph Lauren Corp.	904	91,431
Ross Stores, Inc.	1,371	88,155
Royal Caribbean Cruises, Ltd.	11	824
Sally Beauty Holdings, Inc. (3)	1,285	32,999
Shutterfly, Inc. (3)	1,430	63,835
Staples, Inc.	10,580	90,459
Starz (3)	1,485	46,317
Target Corp.	2,999	205,971
TEGNA, Inc.	1,052	22,997
Tenneco, Inc.	979	57,046
Time Warner, Inc.	5,120	407,603
TJX Cos., Inc./The	2,490	186,202
Tupperware Brands Corp.	2,101	137,342
Twenty-First Century Fox, Inc.	3,559	88,050
Under Armour, Inc. (3)	1,911	64,706

Viacom, Inc.	4,516	172,060
Whirlpool Corp.	756	122,593
Wyndham Worldwide Corp.	380	25,585
Yum! Brands, Inc.	2,496	226,662

	(Cost $12,797,202)	12,923,902

Consumer Staples - 4.3%
Altria Group, Inc.	23,338	1,475,662
Archer-Daniels-Midland Co.	7,416	312,733
Bunge, Ltd.	2,698	159,803
Coca-Cola Co./The	15,977	676,147
Darling Ingredients, Inc. (3)	2,339	31,600
Dean Foods Co.	3,463	56,793
Dr Pepper Snapple Group, Inc.	3,408	311,184
General Mills, Inc.	5,684	363,094
Herbalife, Ltd.	2,889	179,089
Hershey Co./The	3,310	316,436
Ingredion, Inc.	2,217	294,994
JM Smucker Co./The	1,463	198,295
Kellogg Co.	1,037	80,336
Kroger Co./The	10,226	303,508
Mead Johnson Nutrition Co.	638	50,408
Mondelez International, Inc.	508	22,301
Nu Skin Enterprises, Inc.	1,258	81,493
PepsiCo, Inc.	12,548	1,364,846
Philip Morris International, Inc.	12,092	1,175,584
Procter & Gamble Co./The	5,439	488,150
Sysco Corp.	6,746	330,621
Tyson Foods, Inc.	5,503	410,909
Walgreens Boots Alliance, Inc.	2,090	168,496
Wal-Mart Stores, Inc.	19,101	1,377,564

	(Cost $10,206,787)	10,230,046

Energy - 2.5%
Anadarko Petroleum Corp.	995	63,043
Antero Resources Corp. (3)	546	14,715
Apache Corp.	2,540	162,230
Cabot Oil & Gas Corp.	1,403	36,197
Chesapeake Energy Corp.	5,696	35,714
Chevron Corp.	5,334	548,975
Cimarex Energy Co.	858	115,289
ConocoPhillips	816	35,472
Continental Resources, Inc./OK (3)	2,659	138,162
Devon Energy Corp.	9,184	405,106
Dril-Quip, Inc. (3)	1,032	57,524
EOG Resources, Inc.	1,494	144,485
Exxon Mobil Corp.	19,408	1,693,930
FMC Technologies, Inc. (3)	4,885	144,938
Kinder Morgan, Inc./DE	8,322	192,488
Laredo Petroleum, Inc. (3)(4)	2,228	28,741
Marathon Oil Corp.	7,332	115,919
Marathon Petroleum Corp.	5,479	222,393
Nabors Industries, Ltd.	1,027	12,488
Newfield Exploration Co. (3)	5,284	229,643
Oceaneering International, Inc.	3,113	85,639
ONEOK, Inc.	3,615	185,775

Parsley Energy, Inc. (3)	789	26,439
Pioneer Natural Resources Co.	294	54,581
QEP Resources, Inc.	8,822	172,294
Schlumberger, Ltd.	2,283	179,535
SM Energy Co.	1,139	43,943
Southwestern Energy Co.	5,121	70,875
Spectra Energy Corp.	1,852	79,173
Superior Energy Services, Inc.	3,053	54,649
Tesoro Corp.	1,859	147,902
Transocean, Ltd. (4)	1,540	16,416
Valero Energy Corp.	5,577	295,581
Whiting Petroleum Corp. (3)	2,726	23,825
Williams Cos., Inc./The	3,010	92,497
World Fuel Services Corp.	1,110	51,349
WPX Energy, Inc. (3)	4,404	58,089

	(Cost $5,791,939)	6,036,014

Financials - 7.1%
Aflac, Inc.	15,387	1,105,864
Allstate Corp./The	10,069	696,573
American Express Co.	4,304	275,628
Aon PLC	3,959	445,348
Bank of America Corp.	86,904	1,360,048
Bank of New York Mellon Corp./The	2,756	109,909
BB&T Corp.	18,583	700,951
Berkshire Hathaway, Inc. (3)	4,871	703,713
Chimera Investment Corp.	18,298	291,853
Chubb, Ltd.	1,538	193,250
Cincinnati Financial Corp.	141	10,634
Citigroup, Inc.	5,311	250,839
Discover Financial Services	5,776	326,633
Essent Group, Ltd. (3)	5,438	144,705
Fifth Third Bancorp	41,095	840,804
First American Financial Corp.	2,766	108,648
FNB Corp./PA	23,355	287,267
Great Western Bancorp, Inc.	5,263	175,363
Huntington Bancshares, Inc./OH	15,407	151,913
Invesco Mortgage Capital, Inc.	2,742	41,761
JPMorgan Chase & Co.	12,776	850,754
KeyCorp	14,165	172,388
Lazard, Ltd.	967	35,160
Marsh & McLennan Cos., Inc.	15,733	1,058,044
MFA Financial, Inc.	2,635	19,710
MGIC Investment Corp.	13,116	104,928
Morgan Stanley	18,062	579,068
Navient Corp.	7,308	105,747
New Residential Investment Corp.	2,092	28,891
Old Republic International Corp.	25,667	452,253
Popular, Inc.	7,841	299,683
Principal Financial Group, Inc.	3,736	192,441
Progressive Corp./The	7,525	237,038
Prudential Financial, Inc.	5,261	429,561
Raymond James Financial, Inc.	197	11,467
Regions Financial Corp.	34,117	336,735

Reinsurance Group of America, Inc.	6,193	668,472
S&P Global, Inc.	5,588	707,217
Santander Consumer USA Holdings, Inc.	1,620	19,699
Selective Insurance Group, Inc.	4,715	187,940
SunTrust Banks, Inc.	8,802	385,528
Synchrony Financial	12,829	359,212
TCF Financial Corp.	22,199	322,107
Travelers Cos., Inc./The	226	25,888
Unum Group	1,616	57,061
US Bancorp	16,816	721,238
Wells Fargo & Co.	12,257	542,740

	(Cost $16,854,260)	17,132,674

Healthcare - 8.8%
Abbott Laboratories	11,981	506,676
AbbVie, Inc.	14,861	937,283
Aetna, Inc.	3,169	365,861
Agilent Technologies, Inc.	5,862	276,042
Agios Pharmaceuticals, Inc. (3)	53	2,799
Alere, Inc. (3)	175	7,567
Alexion Pharmaceuticals, Inc. (3)	323	39,580
Align Technology, Inc. (3)	1,623	152,156
Alkermes PLC (3)	306	14,391
Allergan plc	1,747	402,352
Allscripts Healthcare Solutions, Inc.	3,126	41,169
AmerisourceBergen Corp.	335	27,061
Amgen, Inc.	6,170	1,029,218
Anthem, Inc.	1,280	160,397
Baxter International, Inc.	6,543	311,447
Becton Dickinson and Co.	706	126,889
Biogen, Inc. (3)	1,455	455,459
BioMarin Pharmaceutical, Inc. (3)	362	33,492
Bio-Rad Laboratories, Inc. (3)	171	28,012
Boston Scientific Corp. (3)	15,786	375,707
Bristol-Myers Squibb Co.	9,210	496,603
Bruker Corp.	1,579	35,764
Cardinal Health, Inc.	3,429	266,433
Celgene Corp. (3)	3,902	407,876
Centene Corp. (3)	416	27,855
Cerner Corp. (3)	1,273	78,608
Charles River Laboratories International, Inc. (3)	857	71,422
Cigna Corp.	1,369	178,408
Danaher Corp.	5,933	465,088
DENTSPLY SIRONA, Inc.	2,884	171,396
Edwards Lifesciences Corp. (3)	2,689	324,186
Eli Lilly & Co.	6,485	520,486
Endo International PLC (3)	598	12,050
Gilead Sciences, Inc.	11,001	870,399
HCA Holdings, Inc.	4,945	373,990
Hill-Rom Holdings, Inc.	2,117	131,212
HMS Holdings Corp. (3)	768	17,027
Hologic, Inc. (3)	3,282	127,440
Humana, Inc.	481	85,084
IDEXX Laboratories, Inc. (3)	1,295	145,985
Johnson & Johnson	19,115	2,258,055
Mallinckrodt PLC (3)	1,247	87,016
Masimo Corp.	3,098	184,300
McKesson Corp.	2,207	368,017
Medtronic PLC	14,800	1,278,720
Merck & Co., Inc.	20,034	1,250,322
Mettler-Toledo International, Inc. (3)	237	99,500
Mylan NV	3,250	123,890
Neurocrine Biosciences, Inc. (3)	561	28,409
PerkinElmer, Inc.	777	43,597
Perrigo Co. PLC	99	9,141
Pfizer, Inc.	44,759	1,515,987
QIAGEN NV (3)	1,047	28,730
Quest Diagnostics, Inc.	3,399	287,657
Quintiles IMS Holdings, Inc. (3)	1,770	143,476
Regeneron Pharmaceuticals, Inc. (3)	47	18,895
ResMed, Inc.	147	9,524
St Jude Medical, Inc.	4,593	366,338
Stryker Corp.	2,841	330,721
Thermo Fisher Scientific, Inc.	2,801	445,527
United Therapeutics Corp. (3)	961	113,475
UnitedHealth Group, Inc.	9,924	1,389,360
Varian Medical Systems, Inc.	1,326	131,977
Vertex Pharmaceuticals, Inc. (3)	484	42,210
VWR Corp. (3)	5,227	148,238
Waters Corp. (3)	813	128,852
Zimmer Biomet Holdings, Inc.	434	56,429
Zoetis, Inc.	1,409	73,282

	(Cost $20,780,334)	21,062,515

Industrials - 5.5%
3M Co.	5,144	906,527
AECOM (3)	2,448	72,779
American Airlines Group, Inc.	1,996	73,074
Applied Industrial Technologies, Inc.	1,483	69,315
Avis Budget Group, Inc.	925	31,644
Barnes Group, Inc.	1,046	42,415
Boeing Co./The	3,140	413,664
Brink's Co./The	2,125	78,795
BWX Technologies, Inc.	949	36,413
Crane Co.	4,187	263,823
CSX Corp.	9,687	295,454
Cummins, Inc.	1,669	213,882
Delta Air Lines, Inc.	1,516	59,670
Dover Corp.	3,567	262,674
Dun & Bradstreet Corp./The	2,569	350,977
Eaton Corp. PLC	6,338	416,470
Emerson Electric Co.	7,482	407,844
EnerSys	1,362	94,237
FedEx Corp.	1,064	185,860
Fluor Corp.	1,700	87,244
Fortive Corp.	4,236	215,612
General Electric Co.	23,804	705,074
HD Supply Holdings, Inc. (3)	7,578	242,344
Herman Miller, Inc.	3,275	93,665
Hillenbrand, Inc.	281	8,891
Honeywell International, Inc.	8,123	947,061
Huntington Ingalls Industries, Inc.	2,585	396,591
Illinois Tool Works, Inc.	4,656	557,975
Ingersoll-Rand PLC	2,950	200,423
Jacobs Engineering Group, Inc.	2,615	135,248
John Bean Technologies Corp.	347	24,481
Landstar System, Inc.	907	61,749
Lockheed Martin Corp.	2,423	580,842
Masco Corp.	8,002	274,549
Norfolk Southern Corp.	714	69,301
Northrop Grumman Corp.	390	83,441
Oshkosh Corp.	500	28,000
Parker-Hannifin Corp.	2,181	273,781
Pitney Bowes, Inc.	1,014	18,414
Regal Beloit Corp.	2,518	149,796
Rexnord Corp. (3)	2,795	59,841
Rockwell Automation, Inc.	1,619	198,068
RR Donnelley & Sons Co. (3)	9,695	152,405
Spirit AeroSystems Holdings, Inc.	4,031	179,541
Stanley Black & Decker, Inc.	1,404	172,664
Steelcase, Inc.	3,139	43,601
Textron, Inc.	4,299	170,885
Timken Co./The	866	30,431
Trinity Industries, Inc.	2,690	65,044
Union Pacific Corp.	5,873	572,794
United Continental Holdings, Inc.	1,620	85,001
United Parcel Service, Inc.	10,909	1,193,008
United Rentals, Inc. (3)	4,429	347,632
United Technologies Corp.	1,130	114,808
Universal Forest Products, Inc.	780	76,822
Waste Management, Inc.	641	40,870
WESCO International, Inc. (3)	861	52,943
West Corp.	2,829	62,464
Xylem, Inc./NY	2,499	131,073

	(Cost $13,121,251)	13,179,894

Information Technology - 12.1%
Accenture PLC	5,503	672,302
Activision Blizzard, Inc.	6,212	275,192
Alphabet, Inc. (3)	1,614	1,254,546
Alphabet, Inc. (3)	1,444	1,161,063
Amkor Technology, Inc. (3)	4,177	40,600
Apple, Inc.	33,436	3,779,951
Applied Materials, Inc.	6,035	181,955
ARRIS International PLC (3)	2,450	69,409
Booz Allen Hamilton Holding Corp.	2,527	79,878
Broadcom, Ltd.	1,512	260,850
Broadridge Financial Solutions, Inc.	4,385	297,259
Brocade Communications Systems, Inc.	7,396	68,265
CA, Inc.	16,935	560,210
CACI International, Inc. (3)	716	72,244
Cadence Design Systems, Inc. (3)	11,621	296,684
CDK Global, Inc.	4,049	232,251
Cisco Systems, Inc.	43,811	1,389,685
Citrix Systems, Inc. (3)	3,633	309,604
Cognizant Technology Solutions Corp. (3)	138	6,584

Computer Sciences Corp.	4,161	217,246
CoreLogic, Inc./United States	379	14,864
Dell Technologies, Inc. - VMware, Inc. (3)	1	42
eBay, Inc. (3)	11,221	369,171
Electronic Arts, Inc. (3)	2,278	194,541
F5 Networks, Inc. (3)	624	77,775
Facebook, Inc. (3)	6,127	785,910
First Data Corp. (3)	4,926	64,826
Gigamon, Inc. (3)	640	35,072
Global Payments, Inc.	264	20,265
Hewlett Packard Enterprise Co.	16,369	372,395
HP, Inc.	24,013	372,922
Ingram Micro, Inc.	4,424	157,760
Intel Corp.	39,355	1,485,651
International Business Machines Corp.	7,990	1,269,212
Intuit, Inc.	7,947	874,249
Jabil Circuit, Inc.	5,253	114,620
Keysight Technologies, Inc. (3)	3,588	113,704
KLA-Tencor Corp.	2,623	182,849
Leidos Holdings, Inc.	2,737	118,457
Lexmark International, Inc.	1,666	66,573
Linear Technology Corp.	11,481	680,708
LinkedIn Corp. (3)	20	3,822
ManTech International Corp./VA	1,435	54,085
Mastercard, Inc.	3,189	324,545
Match Group, Inc. (3)(4)	1,714	30,492
Maxim Integrated Products, Inc.	5,758	229,917
Mentor Graphics Corp.	5,691	150,470
Micron Technology, Inc.	8,915	158,509
Microsoft Corp.	52,824	3,042,662
Motorola Solutions, Inc.	1,568	119,607
NCR Corp. (3)	3,984	128,245
NetApp, Inc.	3,476	124,510
NIC, Inc.	28	658
NVIDIA Corp.	3,343	229,062
ON Semiconductor Corp. (3)	9,802	120,761
Oracle Corp.	31,195	1,225,340
Palo Alto Networks, Inc. (3)	324	51,623
Paychex, Inc.	3,737	216,260
PayPal Holdings, Inc. (3)	3,481	142,617
QUALCOMM, Inc.	11,938	817,753
Rackspace Hosting, Inc. (3)	642	20,345
Red Hat, Inc. (3)	388	31,362
salesforce.com, Inc. (3)	3,034	216,415
Sanmina Corp. (3)	2,229	63,460
Science Applications International Corp.	2,020	140,127
Semtech Corp. (3)	1,136	31,501
ServiceNow, Inc. (3)	401	31,739
Symantec Corp.	6,336	159,034
Synopsys, Inc. (3)	4,677	277,580
Teradata Corp. (3)	274	8,494
Texas Instruments, Inc.	12,673	889,391
TiVo Corp. (3)	3,179	61,927
Travelport Worldwide, Ltd.	6,664	100,160
Twitter, Inc. (3)	2,375	54,744
Visa, Inc.	5,903	488,178
Western Digital Corp.	297	17,366
Western Union Co./The	8,465	176,241
Xerox Corp.	21,728	220,105
Yahoo!, Inc. (3)	421	18,145

	(Cost $27,499,589)	28,774,596

Materials - 1.0%
Albemarle Corp.	132	11,285
Avery Dennison Corp.	2,303	179,150
Berry Plastics Group, Inc. (3)	722	31,660
Commercial Metals Co.	5,522	89,401
Dow Chemical Co./The	2,759	142,999
Eagle Materials, Inc.	555	42,902
Eastman Chemical Co.	580	39,254
Freeport-McMoRan, Inc.	10,438	113,357
GCP Applied Technologies, Inc. (3)	2,959	83,799
Huntsman Corp.	4,775	77,689
International Paper Co.	4,736	227,233
LyondellBasell Industries NV	4,826	389,265
Monsanto Co.	1,929	197,144
Newmont Mining Corp.	3,821	150,127
Nucor Corp.	2,579	127,532

Owens-Illinois, Inc. (3)	2,145	39,447
Packaging Corp. of America	874	71,021
Reliance Steel & Aluminum Co.	2,041	147,013
RPM International, Inc.	395	21,219
Sonoco Products Co.	11	581
Steel Dynamics, Inc.	6,314	157,787
United States Steel Corp.	674	12,712
Worthington Industries, Inc.	682	32,756

	(Cost $2,404,533)	2,385,333

Real Estate Investment Trust - 2.1%
American Tower Corp.	968	109,703
Care Capital Properties, Inc.	1,457	41,525
CBL & Associates Properties, Inc.	3,078	37,367
CBRE Group, Inc. (3)	13,927	389,677
Communications Sales & Leasing, Inc.	5,017	157,584
Corporate Office Properties Trust	9,200	260,820
Corrections Corp. of America	465	6,450
Duke Realty Corp.	13,355	364,992
EPR Properties	1,455	114,567
Forest City Realty Trust, Inc.	6,408	148,217
Gaming and Leisure Properties, Inc.	15,591	521,519
GEO Group, Inc./The	325	7,729
Highwoods Properties, Inc.	6,622	345,139
Hospitality Properties Trust	14,018	416,615
Host Hotels & Resorts, Inc.	3,326	51,786
Iron Mountain, Inc.	5,589	209,755
Jones Lang LaSalle, Inc.	1,208	137,458
Lamar Advertising Co.	635	41,472
Lexington Realty Trust	14,006	144,262
Liberty Property Trust	5,548	223,862
PS Business Parks, Inc.	216	24,531
RLJ Lodging Trust	4,457	93,731
Ryman Hospitality Properties, Inc.	3,147	151,560
Senior Housing Properties Trust	3,754	85,253
Simon Property Group, Inc.	1,320	273,253
STORE Capital Corp.	3,975	117,143
Sunstone Hotel Investors, Inc.	4,267	54,575
Tanger Factory Outlet Centers, Inc.	1,511	58,869
Ventas, Inc.	312	22,037
VEREIT, Inc.	14,783	153,300
Weyerhaeuser Co.	7,250	231,565

(Cost $5,118,247)		4,996,316

Telecommunication Services - 1.8%
AT&T, Inc.	50,836	2,064,450
CenturyLink, Inc.	5,875	161,151
Telephone & Data Systems, Inc.	4,789	130,165
Verizon Communications, Inc.	39,273	2,041,411

(Cost $4,461,468)		4,397,177
Utilities - 1.9%
AES Corp./VA	17,588	226,006
American Electric Power Co., Inc.	11,325	727,178
CenterPoint Energy, Inc.	11,373	264,195
Edison International	3,627	262,051
El Paso Electric Co.	2,078	97,188
Exelon Corp.	16,847	560,837
FirstEnergy Corp.	6,396	211,580
MDU Resources Group, Inc.	1,903	48,412
NiSource, Inc.	30,203	728,194
OGE Energy Corp.	736	23,272
Portland General Electric Co.	6,204	264,228
Public Service Enterprise Group, Inc.	1,803	75,492
Southwest Gas Corp.	4,659	325,478
Talen Energy Corp. (3)	2,112	29,251
UGI Corp.	11,640	526,594
Vectren Corp.	1,172	58,834
Westar Energy, Inc.	3,368	191,134

	(Cost $4,742,678)	4,619,924

Total Common Stocks	(Cost $123,778,288)	125,738,391

Registered Investment Companies - 42.2%

Baird Core Plus Bond Fund - Class I	429,445	4,899,973
DoubleLine Total Return Bond Fund - Class I	722,234	7,910,211
Frost Total Return Bond Fund - Class I	310,091	3,265,263
iShares 1-3 Year Treasury Bond ETF (9)	22,110	1,880,234
iShares 3-7 Year Treasury Bond ETF (9)	36,690	4,642,753
iShares 7-10 Year Treasury Bond ETF (9)	48,545	5,431,215
iShares iBoxx $ High Yield Corporate Bond ETF (4)(9)	63,490	5,540,137
iShares JP Morgan USD Emerging Markets Bond ETF (9)	38,145	4,470,975
iShares MSCI EAFE ETF (9)	140,111	8,284,763
iShares MSCI Emerging Markets ETF (9)	366,994	13,743,926
iShares Russell 2000 Value ETF (9)	57,698	6,043,866
JPMorgan Core Plus Bond Fund - Class I	578,841	4,879,627
Lord Abbett High Yield Fund - Class I	280,595	2,104,460
Metropolitan West Total Return Bond Fund - Class I	717,731	7,909,398
PIMCO Investment Grade Corporate Bond Fund - Class I	155,605	1,647,860
Pioneer Bond Fund - Class Y	498,949	4,864,752
Prudential Total Return Bond Fund - Class Z	546,466	8,071,296
SPDR Barclays High Yield Bond ETF (9)	101,480	3,726,346
TCW Emerging Markets Income Fund - Class I	227,215	1,924,058

Total Registered Investment Companies	(Cost $98,402,904)	101,241,113

Money Market Registered Investment Companies - 6.3%

Morgan Stanley Government Institutional Fund, 0.31% (5)	5,690,045	5,690,045
Meeder Money Market Fund - Institutional Class, 0.38% (6)	9,484,316	9,484,316

Total Money Market Registered Investment Companies	(Cost $15,174,361)	15,174,361

Bank Obligations - 0.3%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (7)	249,440		249,440
EverBank Money Market Account, 0.61%, 10/3/2016 (7)	249,384		249,384
Pacific Mercantile Bank Deposit Account, 0.60%, 10/3/2016 (7)	249,377		249,377

Total Bank Obligations	(Cost $748,201)		748,201

Total Investments - 101.3%	(Cost $238,103,754)	(2)	242,902,066

Liabilities less Other Assets - (1.3%)			(3,007,612)

Total Net Assets - 100.0%			239,894,454

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	3,396		33,519
Meeder Balanced Fund	1,819		19,518
Meeder Dynamic Growth Fund	1,218		11,729
Meeder Muirfield Fund	3,112		20,819
Meeder Quantex Fund	1,236		39,824
Meeder Infrastructure Fund	521		11,436

Total Trustee Deferred Compensation	(Cost $119,033)		136,845

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2016, notional value $14,582,700	135	(70,910)

Total Futures Contracts	135	(70,910)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$242,153,865	$(70,910)
Level 2 - Other Significant Observable Inputs	748,201	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$242,902,066	$(70,910)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $238,810,228 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,505,445
Unrealized depreciation	(1,778,043)
Net unrealized appreciation (depreciation)	$4,727,402

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Global Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 45.5%

Consumer Discretionary - 1.7%
Brinker International, Inc.	1,427	71,964
DR Horton, Inc.	8,809	266,032
HSN, Inc.	2,278	90,664
ILG, Inc. (3)	4,584	78,707
International Game Technology PLC	12,183	297,022
Michaels Cos., Inc./The (3)	10,724	259,199
Tupperware Brands Corp.	5,082	332,210

	(Cost $1,411,534)	1,395,798

Consumer Staples - 2.8%
Bunge, Ltd.	4,932	292,122
Darling Ingredients, Inc. (3)	5,795	78,290
Herbalife, Ltd.	4,216	261,350
Ingredion, Inc.	2,596	345,424
Nu Skin Enterprises, Inc.	5,562	360,306
Tyson Foods, Inc.	3,662	273,442
Wal-Mart Stores, Inc.	10,240	738,509

	(Cost $2,351,021)	2,349,443

Energy - 2.2%
Callon Petroleum Co. (3)	2,316	36,361
Devon Energy Corp.	23,241	1,025,161
Newfield Exploration Co. (3)	12,801	556,331
QEP Resources, Inc.	12,587	245,824

	(Cost $1,846,896)	1,863,677
Financials - 4.3%
Aflac, Inc.	6,976	501,365
Chimera Investment Corp.	4,267	68,059
Essent Group, Ltd. (3)	10,424	277,383
EverBank Financial Corp.	14,084	272,666
Fifth Third Bancorp	15,164	310,255
First American Financial Corp.	1,536	60,334
FNB Corp./PA	580	7,134
Great Western Bancorp, Inc.	8,185	272,724
Invesco Mortgage Capital, Inc.	2,750	41,883
Marsh & McLennan Cos., Inc.	451	30,330
MFA Financial, Inc.	8,968	67,081
MGIC Investment Corp.	36,928	295,424
Navient Corp.	11,872	171,788
Old Republic International Corp.	14,203	250,257
Popular, Inc.	7,414	283,363
Reinsurance Group of America, Inc.	2,735	295,216
Selective Insurance Group, Inc.	3,057	121,852
Synchrony Financial	11,109	311,052

	(Cost $3,468,822)	3,638,166

Healthcare - 2.2%
AbbVie, Inc.	5,657	356,787
Aetna, Inc.	401	46,295
Baxter International, Inc.	8,746	416,310
Boston Scientific Corp. (3)	1,875	44,625
Halyard Health, Inc. (3)	353	12,235
HMS Holdings Corp. (3)	8,633	191,394
Masimo Corp.	4,177	248,490
St Jude Medical, Inc.	290	23,130
UnitedHealth Group, Inc.	1,782	249,480
VWR Corp. (3)	9,116	258,530

	(Cost $1,880,536)	1,847,276

Industrials - 3.5%
Applied Industrial Technologies, Inc.	292	13,648
Brink's Co./The	7,161	265,530
BWX Technologies, Inc.	6,696	256,926
Crane Co.	4,692	295,643
Dun & Bradstreet Corp./The	1,976	269,961
EnerSys	1,850	128,002
HD Supply Holdings, Inc. (3)	9,100	291,018
Herman Miller, Inc.	2,875	82,225
Huntington Ingalls Industries, Inc.	1,665	255,444
Masco Corp.	1,295	44,431
Pitney Bowes, Inc.	6,719	122,017
Rexnord Corp. (3)	12,590	269,552
RR Donnelley & Sons Co. (3)	15,773	247,952
United Rentals, Inc. (3)	1,381	108,395
Universal Forest Products, Inc.	2,491	245,339
West Corp.	1,649	36,410

	(Cost $3,063,183)	2,932,493

Information Technology - 13.7%
Activision Blizzard, Inc.	3,945	174,764
Amkor Technology, Inc. (3)	11,123	108,116
Booz Allen Hamilton Holding Corp.	1,973	62,367
Brocade Communications Systems, Inc.	20,817	192,141
CA, Inc.	10,829	358,223
Cadence Design Systems, Inc. (3)	1,281	32,704
Cirrus Logic, Inc. (3)	1,925	102,314
Citrix Systems, Inc. (3)	3,322	283,101
Computer Sciences Corp.	7,417	387,242
eBay, Inc. (3)	4,934	162,329
Gigamon, Inc. (3)	3,916	214,597
Hewlett Packard Enterprise Co.	7,380	167,895
HP, Inc.	21,657	336,333
Ingram Micro, Inc.	960	34,234
Intel Corp.	25,429	959,945
International Business Machines Corp.	7,590	1,205,672
Intuit, Inc.	7,318	805,053
Jabil Circuit, Inc.	3,781	82,501
Keysight Technologies, Inc. (3)	763	24,179
KLA-Tencor Corp.	4,623	322,269
Linear Technology Corp.	5,163	306,114
ManTech International Corp./VA	2,239	84,388
Mentor Graphics Corp.	12,506	330,659
Microsoft Corp.	28,429	1,637,505
Motorola Solutions, Inc.	249	18,994
Oracle Corp.	18,255	717,056
QUALCOMM, Inc.	9,415	644,928
Sanmina Corp. (3)	10,253	291,903
Science Applications International Corp.	3,951	274,081
Semtech Corp. (3)	1,970	54,628
Symantec Corp.	13,103	328,885
Synopsys, Inc. (3)	1,037	61,546
Texas Instruments, Inc.	4,172	292,791
TiVo Corp. (3)	13,406	261,149
Travelport Worldwide, Ltd.	10,947	164,533

	(Cost $10,954,222)	11,485,139

Materials - 4.8%
Avery Dennison Corp.	5,284	411,042
Commercial Metals Co.	16,404	265,581
Freeport-McMoRan, Inc.	17,405	189,018
GCP Applied Technologies, Inc. (3)	12,287	347,968
LyondellBasell Industries NV	12,831	1,034,948
Newmont Mining Corp.	11,651	457,768
Owens-Illinois, Inc. (3)	4,411	81,118
Reliance Steel & Aluminum Co.	6,626	477,271
Steel Dynamics, Inc.	12,098	302,329
Trinseo SA	4,077	230,595
Worthington Industries, Inc.	5,371	257,969

	(Cost $3,871,547)	4,055,607

Real Estate Investment Trust - 6.7%
CBRE Group, Inc. (3)	33,411	934,840
Communications Sales & Leasing, Inc.	14,938	469,203
Corporate Office Properties Trust	9,274	262,918
Forest City Realty Trust, Inc.	4,781	110,585
Gaming and Leisure Properties, Inc.	12,864	430,301
Hospitality Properties Trust	31,954	949,673
Iron Mountain, Inc.	23,730	890,587
Jones Lang LaSalle, Inc.	3,755	427,281
Lexington Realty Trust	11,931	122,889
Liberty Property Trust	7,437	300,083
Medical Properties Trust, Inc.	14,392	212,570
National Health Investors, Inc.	3,413	267,852
PS Business Parks, Inc.	419	47,586
RLJ Lodging Trust	5,069	106,601
Ryman Hospitality Properties, Inc.	1,840	88,614

	(Cost $5,780,166)	5,621,583

Telecommunication Services - 1.3%
CenturyLink, Inc.	3,726	102,204
Telephone & Data Systems, Inc.	9,048	245,925
Verizon Communications, Inc.	13,670	710,567

	(Cost $1,130,109)	1,058,696

Utilities - 2.3%
AES Corp./VA	22,870	293,880
Exelon Corp.	9,212	306,667
NiSource, Inc.	11,186	269,694
Southwest Gas Corp.	3,735	260,927
Talen Energy Corp. (3)	19,545	270,698
UGI Corp.	6,092	275,602
Westar Energy, Inc.	4,902	278,189

	(Cost $1,950,019)	1,955,657

Total Common Stocks	(Cost $37,708,055)	38,203,535

Registered Investment Companies - 51.7%

Goldman Sachs Emerging Markets Equity Insights Fund - Class I	166,394	1,425,996
iShares Core MSCI EAFE ETF (7)	146,645	8,086,005
iShares Core MSCI Emerging Markets ETF (7)	363,722	16,589,361
iShares MSCI EAFE ETF (7)	255,657	15,116,998
Oppenheimer Developing Markets Fund - Class Y	18,502	626,673
Oppenheimer International Growth Fund - Class I	45,249	1,683,701

Total Registered Investment Companies	(Cost $42,823,021)	43,528,734

Money Market Registered Investment Companies - 1.8%

Meeder Money Market Fund - Institutional Class, 0.38% (4)	1,531,021	1,531,021

Total Money Market Registered Investment Companies	(Cost $1,531,021)	1,531,021

Bank Obligations - 0.9%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (5)	249,440	249,440
EverBank Money Market Account, 0.61%, 10/3/2016 (5)	249,384	249,384
Pacific Mercantile Bank Deposit Account, 0.60%, 10/3/2016 (5)	249,377	249,377

Total Bank Obligations	(Cost $748,201)	748,201

Total Investments - 99.9%	(Cost $82,810,298)(2)	84,011,491

Other Assets less Liabilities - 0.1%		119,094

Total Net Assets - 100.0%		84,130,585

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	2,699	26,639
Meeder Balanced Fund	1,437	15,419
Meeder Dynamic Growth Fund	966	9,303
Meeder Muirfield Fund	2,496	16,698
Meeder Quantex Fund	1,014	32,671
Meeder Infrastructure Fund	409	8,978

Total Trustee Deferred Compensation	(Cost $94,923)	109,708

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2016, notional value $756,140	7	3,032
Russell 2000 Mini Index Futures expiring December 2016, notional value $249,660	2	(636)
E-mini Standard & Poors MidCap 400 Futures expiring December 2016, notional value $464,880	3	(6,353)

Total Futures Contracts	12	(3,957)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$83,263,290	$(3,957)
Level 2 - Other Significant Observable Inputs	748,201	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$84,011,491	$(3,957)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $83,230,602 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,498,393
Unrealized depreciation	(1,301,157)
Net unrealized appreciation (depreciation)	$1,197,236

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(5)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Global Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 85.1%

Consumer Discretionary - 6.6%
Aaron's, Inc. (6)	8,520	216,578
Amazon.com, Inc. (3)(6)	1,637	1,370,676
Bloomin' Brands, Inc.	9,513	164,004
Brinker International, Inc.	9,197	463,805
Children's Place, Inc./The	1,915	152,951
Coach, Inc.	8,124	297,013
Cooper-Standard Holding, Inc. (3)	1,757	173,592
Darden Restaurants, Inc.	4,101	251,473
DR Horton, Inc.	18,292	552,418
Drew Industries, Inc.	1,375	134,778
Genuine Parts Co. (6)	3,408	342,334
HSN, Inc.	3,327	132,415
ILG, Inc. (3)	22,258	382,170
International Game Technology PLC	20,753	505,958
Jack in the Box, Inc.	3,134	300,676
John Wiley & Sons, Inc.	904	46,655
Liberty TripAdvisor Holdings, Inc. (3)	168	3,671
McDonald's Corp.	2,786	321,393
Michael Kors Holdings, Ltd. (3)	2,930	137,095
Michaels Cos., Inc./The (3)	16,781	405,597
Smith & Wesson Holding Corp. (3)	300	7,977
Staples, Inc. (6)	17,263	147,599
Starz (3)	13,439	419,162
Tenneco, Inc.	4,096	238,674
TRI Pointe Group, Inc. (3)	11,414	150,437
Tuesday Morning Corp.	6,836	40,879
Tupperware Brands Corp.	8,406	549,500
Viacom, Inc.	6,759	257,518
Vince Holding Corp. (3)	468	2,640
Yum! Brands, Inc.	2,804	254,631

	(Cost $8,327,367)	8,424,269

Consumer Staples - 4.5%
Altria Group, Inc.	3,014	190,575
Archer-Daniels-Midland Co.	10,739	452,864
Bunge, Ltd. (6)	9,132	540,888
Darling Ingredients, Inc. (3)	17,502	236,452
Dean Foods Co.	3,629	59,516
Fresh Del Monte Produce, Inc.	1,087	65,111
Herbalife, Ltd.	8,911	552,393
Ingredion, Inc.	4,316	574,287
Kroger Co./The	13,570	402,758
Nu Skin Enterprises, Inc.	8,525	552,250
Philip Morris International, Inc.	10,105	982,408
Procter & Gamble Co./The	1,542	138,395
Tyson Foods, Inc.	942	70,339
Wal-Mart Stores, Inc.	11,979	863,925

	(Cost $5,821,789)	5,682,161

Energy - 3.2%
Chesapeake Energy Corp.	13,663	85,667
Chevron Corp.	53	5,455
Devon Energy Corp.	15,461	681,985
Dril-Quip, Inc. (3)	2,673	148,993
Energen Corp.	1,246	71,919
Exxon Mobil Corp.	5,842	509,890
Laredo Petroleum, Inc. (3)(4)	5,868	75,697
Marathon Petroleum Corp. (6)	5,812	235,909
Newfield Exploration Co. (3)	13,000	564,980
Oceaneering International, Inc.	4,234	116,477
ONEOK, Inc.	5,839	300,066
QEP Resources, Inc.	28,396	554,574
Superior Energy Services, Inc.	5,363	95,998
Tesoro Corp.	2,841	226,030
Valero Energy Corp. (6)	5,329	282,437
Whiting Petroleum Corp. (3)	1,052	9,194
World Fuel Services Corp.	1,438	66,522
WPX Energy, Inc. (3)	830	10,948

	(Cost $3,982,679)	4,042,741

Financials - 9.8%
Aflac, Inc. (6)	8,586	617,076
Berkshire Hathaway, Inc. (3)(6)	1,845	266,547
Chimera Investment Corp.	21,347	340,485
Essent Group, Ltd. (3)	15,029	399,922
EverBank Financial Corp.	27,681	535,904
Fifth Third Bancorp	27,959	572,041
First American Financial Corp.	11,241	441,546
FNB Corp./PA	43,818	538,961
Great Western Bancorp, Inc.	9,840	327,869
International Bancshares Corp.	2,269	67,571
Invesco Mortgage Capital, Inc.	13,506	205,696
JPMorgan Chase & Co.	2,543	169,338
Lazard, Ltd.	7,078	257,356
Marsh & McLennan Cos., Inc.	127	8,541
MFA Financial, Inc.	30,511	228,222
MGIC Investment Corp.	60,823	486,584
Morgan Stanley	20,896	669,926
Nationstar Mortgage Holdings, Inc. (3)	2,837	42,016
Navient Corp.	37,811	547,125
New Residential Investment Corp.	20,451	282,428
Old Republic International Corp. (6)	29,460	519,085
Popular, Inc.	14,040	536,609
Principal Financial Group, Inc.	400	20,604
Progressive Corp./The	14,536	457,884
Prudential Financial, Inc. (6)	7,909	645,770
Reinsurance Group of America, Inc.	5,122	552,869
S&P Global, Inc.	5,008	633,812
Selective Insurance Group, Inc.	10,728	427,618
SunTrust Banks, Inc. (6)	1,543	67,583
Synchrony Financial	22,028	616,784
TCF Financial Corp.	26,172	379,756
Unum Group	10,233	361,327
Validus Holdings, Ltd.	1,147	57,144
Wells Fargo & Co.	2,227	98,612

	(Cost $12,017,729)	12,380,611

Healthcare - 11.9%
Abbott Laboratories	17,301	731,659
AbbVie, Inc. (6)	13,313	839,651
Aetna, Inc.	4,652	537,073
Agilent Technologies, Inc.	5,554	261,538
Align Technology, Inc. (3)	3,314	310,688
Allscripts Healthcare Solutions, Inc.	19,792	260,661
Amgen, Inc. (6)	5,388	898,772
Amicus Therapeutics, Inc. (3)	5,541	41,003
Anthem, Inc.	2,476	310,268
Baxter International, Inc. (6)	12,773	607,995
Boston Scientific Corp. (3)	12,641	300,856
Bruker Corp.	6,889	156,036
Cardinal Health, Inc. (6)	5,083	394,949
Chimerix, Inc. (3)	2,997	16,603
CR Bard, Inc.	1,386	310,852
DENTSPLY SIRONA, Inc.	9,468	562,683
Edwards Lifesciences Corp. (3)	2,421	291,876
Gilead Sciences, Inc. (6)	10,775	852,518
Halyard Health, Inc. (3)	4,935	171,047
HCA Holdings, Inc.	5,290	400,083
Hill-Rom Holdings, Inc.	5,582	345,972
HMS Holdings Corp. (3)	4,256	94,356
Hologic, Inc. (3)	4,638	180,094
Johnson & Johnson (6)	3,710	438,262
Mallinckrodt PLC (3)	1,482	103,414
Masimo Corp.	8,473	504,059
Medtronic PLC	3,896	336,614
Merck & Co., Inc. (6)	12,082	754,038
Pfizer, Inc.	34,150	1,156,661
PTC Therapeutics, Inc. (3)	4,585	64,236
Quest Diagnostics, Inc.	4,654	393,868
St Jude Medical, Inc.	7,511	599,077
Stryker Corp.	812	94,525
United Therapeutics Corp. (3)	2,271	268,160
UnitedHealth Group, Inc. (6)	6,706	938,840
VWR Corp. (3)	19,075	540,967

	(Cost $14,989,396)	15,069,954

Industrials - 10.3%
AECOM	8,346	248,127
AO Smith Corp.	2,095	206,965
Applied Industrial Technologies, Inc.	3,354	156,766
Barnes Group, Inc.	2,422	98,212
Brady Corp.	1,872	64,790
Brink's Co./The	9,256	343,212
BWX Technologies, Inc. (6)	13,050	500,729
Carlisle Cos., Inc.	4,813	493,669
Crane Co.	8,692	547,683
Cummins, Inc.	4,888	626,397
Deluxe Corp.	2,547	170,191
Dover Corp.	6,920	509,589
Dun & Bradstreet Corp./The	4,043	552,355
Eaton Corp. PLC	1,200	78,852
EnerSys	7,823	541,273
Fluor Corp.	11,084	568,831
Fortive Corp.	1,829	93,096
General Electric Co.	8,721	258,316
HD Supply Holdings, Inc. (3)(6)	17,842	570,587
Herman Miller, Inc.	9,717	277,906
Hillenbrand, Inc.	707	22,369
Huntington Ingalls Industries, Inc.	3,595	551,545
Illinois Tool Works, Inc.	1,505	180,359
Ingersoll-Rand PLC	6,965	473,202
Landstar System, Inc.	2,300	156,584
Masco Corp.	13,255	454,779
MasTec, Inc. (3)	870	25,874
Parker-Hannifin Corp.	2,413	302,904
Pitney Bowes, Inc.	29,629	538,063
Rexnord Corp. (3)	15,299	327,552
Rockwell Automation, Inc.	2,806	343,286
RR Donnelley & Sons Co. (3)	33,098	520,301
Spirit AeroSystems Holdings, Inc.	6,336	282,205
Timken Co./The	5,814	204,304
Trinity Industries, Inc.	6,260	151,367
United Parcel Service, Inc.	806	88,144
United Rentals, Inc. (3)	7,523	590,480
Universal Forest Products, Inc.	2,866	282,272
West Corp.	4,544	100,332
Xylem, Inc./NY	10,745	563,575

	(Cost $12,994,807)	13,067,043

Information Technology - 22.0%
Activision Blizzard, Inc. (6)	7,258	321,529
Advanced Energy Industries, Inc. (3)	1,920	90,854
Alphabet, Inc. (3)	162	125,921
Alphabet, Inc. (3)	178	143,123
Amkor Technology, Inc. (3)	11,710	113,821
Apple, Inc. (6)	13,048	1,475,076
Avnet, Inc.	9,626	395,244
Booz Allen Hamilton Holding Corp.	10,032	317,112
Broadridge Financial Solutions, Inc.	7,663	519,475
Brocade Communications Systems, Inc.	28,913	266,867
CA, Inc.	17,088	565,271
CACI International, Inc. (3)	687	69,318
Cadence Design Systems, Inc. (3)	22,034	562,528
CDK Global, Inc.	7,720	442,819
Cirrus Logic, Inc. (3)	7,972	423,712
Cisco Systems, Inc.	32,495	1,030,741
Citrix Systems, Inc. (3)	6,710	571,826
CommVault Systems, Inc. (3)	1,339	71,141
Computer Sciences Corp.	10,618	554,366
Convergys Corp.	547	16,640
eBay, Inc. (3)	19,957	656,585
Facebook, Inc. (3)	2,367	303,615
Gigamon, Inc. (3)	5,781	316,799
Hewlett Packard Enterprise Co.	28,478	647,875
HP, Inc. (6)	40,008	621,324
Ingram Micro, Inc.	13,025	464,472
Integrated Device Technology, Inc. (3)(6)	3,666	84,685
Intel Corp.	29,105	1,098,714
International Business Machines Corp.	6,140	975,339
Intuit, Inc.	5,582	614,076
Jabil Circuit, Inc.	20,547	448,336
Keysight Technologies, Inc. (3)	6,806	215,682
KLA-Tencor Corp.	7,963	555,101
Lexmark International, Inc.	3,756	150,090
Linear Technology Corp.	9,727	576,714

ManTech International Corp./VA	2,496	94,074
Match Group, Inc. (3)(4)	3,983	70,858
Maxim Integrated Products, Inc.	12,299	491,099
Mentor Graphics Corp.	21,271	562,405
Micron Technology, Inc.	30,414	540,761
Microsoft Corp. (6)	32,836	1,891,350
Motorola Solutions, Inc.	7,453	568,515
NCR Corp. (3)	5,064	163,010
NIC, Inc.	2,822	66,317
ON Semiconductor Corp. (3)	34,630	426,642
Oracle Corp.	22,091	867,734
Paychex, Inc.	1,800	104,166
QUALCOMM, Inc.	12,984	889,404
Rackspace Hosting, Inc. (3)	4,251	134,714
Red Hat, Inc. (3)	3,099	250,492
Sanmina Corp. (3)	18,930	538,937
Science Applications International Corp.	7,687	533,247
Semtech Corp. (3)	4,500	124,785
Shutterstock, Inc. (3)	1,728	110,074
Silicon Laboratories, Inc. (3)	1,224	71,971
Symantec Corp. (6)	23,010	577,551
Synopsys, Inc. (3)	9,373	556,288
Teradyne, Inc.	20,765	448,109
Texas Instruments, Inc.	10,726	752,751
TiVo Corp. (3)	9,076	176,800
Travelport Worldwide, Ltd.	17,877	268,691
VeriSign, Inc.	3,627	283,776
Western Union Co./The	4,726	98,395
Xerox Corp. (6)	55,223	559,409

	(Cost $26,655,069)	28,029,116

Materials - 4.6%
AK Steel Holding Corp.	17,096	82,574
Avery Dennison Corp.	7,077	550,520
Cabot Corp.	1,296	67,923
Commercial Metals Co.	18,906	306,088
Domtar Corp.	14,209	527,580
Eagle Materials, Inc.	4,068	314,456
Freeport-McMoRan, Inc.	52,974	575,298
GCP Applied Technologies, Inc. (3)	12,001	339,868
LyondellBasell Industries NV	7,908	637,859
Newmont Mining Corp. (6)	15,453	607,148
Nucor Corp.	6,758	334,183
Owens-Illinois, Inc. (3)	6,028	110,855
Reliance Steel & Aluminum Co. (6)	7,582	546,131
Sonoco Products Co.	1,276	67,411
Steel Dynamics, Inc.	21,626	540,434
Worthington Industries, Inc.	4,826	231,793

	(Cost $5,817,317)	5,840,121

Real Estate Investment Trust - 4.8%
CBL & Associates Properties, Inc.	13,783		167,326
CBRE Group, Inc. (3)	19,695		551,066
Communications Sales & Leasing, Inc.	8,410		264,158
CoreSite Realty Corp.	1,442		106,766
Corporate Office Properties Trust	13,640		386,694
Duke Realty Corp.	7,505		205,112
DuPont Fabros Technology, Inc.	3,556		146,685
First Industrial Realty Trust, Inc.	2,594		73,203
Forest City Realty Trust, Inc.	6,315		146,066
Gaming and Leisure Properties, Inc.	10,446		349,419
GEO Group, Inc./The	6,978		165,937
Highwoods Properties, Inc.	10,457		545,019
Hospitality Properties Trust	18,804		558,855
Iron Mountain, Inc.	14,793		555,181
Jones Lang LaSalle, Inc.	2,199		250,224
Lamar Advertising Co.	1,561		101,949
Lexington Realty Trust	31,204		321,401
Liberty Property Trust	11,216		452,566
National Health Investors, Inc.	1,573		123,449
RLJ Lodging Trust	7,330		154,150
Ryman Hospitality Properties, Inc.	5,838		281,158
Sunstone Hotel Investors, Inc.	9,943		127,171
Xenia Hotels & Resorts, Inc.	3,667		55,665

	(Cost $6,336,225)		6,089,220

Telecommunication Services - 2.8%
AT&T, Inc.	32,225		1,308,657
CenturyLink, Inc.	21,084		578,334
Telephone & Data Systems, Inc. (6)	19,726		536,153
Verizon Communications, Inc.	22,896		1,190,134

	(Cost $3,747,733)		3,613,278
Utilities - 4.6%
AES Corp./VA	42,633		547,834
Edison International	5,912		427,142
El Paso Electric Co.	1,987		92,932
Entergy Corp.	7,119		546,241
Exelon Corp.	18,000		599,220
FirstEnergy Corp.	16,718		553,031
NiSource, Inc. (6)	22,958		553,517
Pinnacle West Capital Corp.	2,847		216,344
Portland General Electric Co.	3,651		155,496
Southwest Gas Corp.	7,495		523,601
Talen Energy Corp. (3)	38,192		528,959
UGI Corp.	11,879		537,406
Westar Energy, Inc.	9,849		558,931

	(Cost $5,842,312)		5,840,654

Total Common Stocks - Long	(Cost $106,532,423)		108,079,168

Registered Investment Companies - 12.7%

iShares MSCI EAFE ETF (6)(10)	98,285		5,811,592
iShares MSCI Emerging Markets ETF (6)(10)	274,601		10,283,807

Total Registered Investment Companies	(Cost $15,642,713)		16,095,399

Money Market Registered Investment Companies - 0.1%

Morgan Stanley Government Institutional Fund, 0.31% (5)	139,071		139,071
Meeder Money Market Fund - Institutional Class, 0.38% (7)	1		1

Total Money Market Registered Investment Companies	(Cost $139,072)		139,072

Bank Obligations - 0.2%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (8)	249,440		249,440

Total Bank Obligations	(Cost $249,440)		249,440

Total Investments - Long - 98.1%	(Cost $122,563,648)	(2)	124,563,079

Total Securities Sold Short - (29.0%)	(Proceeds Received $(35,381,408))		(36,808,214)

Other Assets less Liabilities - 30.9%			39,212,120

Total Net Assets - 100.0%			126,966,985

Common Stocks - Short - (29.0%)

Consumer Discretionary - (3.7%)
BorgWarner, Inc.	(6,201)	(218,151)
Buffalo Wild Wings, Inc. (3)	(1,219)	(171,562)
CalAtlantic Group, Inc.	(2,765)	(92,462)
Chipotle Mexican Grill, Inc. (3)	(1,347)	(570,455)
DISH Network Corp.	(3,724)	(204,001)
Dorman Products, Inc.	(1,050)	(67,095)
Dunkin' Brands Group, Inc.	(2,983)	(155,355)
Harley-Davidson, Inc.	(171)	(8,993)
Kate Spade & Co.	(4,479)	(76,725)
Lennar Corp.	(398)	(16,851)
Lions Gate Entertainment Corp.	(10,383)	(207,556)
Live Nation Entertainment, Inc. (3)	(1,213)	(33,333)
Madison Square Garden Co./The (3)	(3,477)	(589,039)
Monro Muffler Brake, Inc.	(6,927)	(423,725)
Netflix, Inc. (3)	(4,082)	(402,281)
Norwegian Cruise Line Holdings, Ltd. (3)	(3,121)	(117,662)
Polaris Industries, Inc.	(1,487)	(115,153)
Tempur Sealy International, Inc.	(3,340)	(189,512)
Tiffany & Co.	(195)	(14,163)
Toll Brothers, Inc. (3)	(19,888)	(593,856)
TripAdvisor, Inc. (3)	(1,169)	(73,857)
UCP, Inc. (3)	(4,400)	(38,764)
Under Armour, Inc. (3)	(4,289)	(165,899)
Williams-Sonoma, Inc.	(2,552)	(130,356)

(Proceeds Received $(4,686,391))		(4,676,806)

Consumer Staples - (0.7%)
Boston Beer Co., Inc./The (3)	(365)	(56,670)
Edgewell Personal Care Co.	(2,288)	(181,942)
Hain Celestial Group, Inc./The (3)	(566)	(20,138)
Sprouts Farmers Market, Inc.	(28,589)	(590,363)

(Proceeds Received $(884,361))		(849,113)

Energy - (1.2%)
Cheniere Energy, Inc. (3)	(13,622)	(593,919)
Diamondback Energy, Inc. (3)	(1,576)	(152,147)
Gulfport Energy Corp. (3)	(2,459)	(69,467)
Matador Resources Co. (3)	(18,435)	(448,708)
RPC, Inc.	(4,326)	(72,677)
SemGroup Corp.	(1,529)	(54,065)
Weatherford International	(14,643)	(82,294)

(Proceeds Received $(1,389,133))		(1,473,277)

Financials - (4.0%)
Affiliated Managers Group, Inc. (3)	(1,452)	(210,104)
Ambac Financial Group, Inc.	(214)	(3,935)
Ameritrade Holdings Corp.	(555)	(19,558)
AmTrust Financial Services, Inc.	(429)	(11,510)
Arthur J Gallagher & Co.	(297)	(15,108)
Bank of Hawaii Corp.	(935)	(67,900)
Bank of the Ozarks, Inc.	(15,610)	(599,424)
Cullen/Frost Bankers, Inc.	(2,669)	(192,008)
Federated Investors, Inc.	(318)	(9,422)
Financial Engines, Inc.	(1,789)	(53,151)
First Midwest Bancorp, Inc./IL	(3,344)	(64,740)
Home BancShares, Inc./AR	(9,686)	(201,566)
Intercontinental Exchange, Inc.	(374)	(100,741)
Invesco, Ltd.	(633)	(19,794)

Mercury General Corp.	(7,346)	(402,928)
New York Community Bancorp, Inc.	(39,966)	(568,716)
Pinnacle Financial Partners, Inc.	(3,931)	(212,588)
Radian Group, Inc.	(5,075)	(68,766)
SEI Investments Co.	(3,475)	(158,495)
ServisFirst Bancshares, Inc.	(2,047)	(106,260)
Signature Bank/New York NY (3)	(1,322)	(156,591)
SLM Corp.	(25,042)	(187,064)
Stifel Financial Corp.	(4,710)	(181,100)
SVB Financial Group	(2,053)	(226,939)
T Rowe Price Group, Inc.	(955)	(63,508)
Texas Capital Bancshares, Inc. (3)	(3,518)	(193,209)
TFS Financial Corp.	(9,977)	(177,690)
United Bankshares, Inc./WV	(11,207)	(422,168)
Virtus Investment Partners, Inc.	(720)	(70,459)
Waddell & Reed Financial, Inc.	(11,463)	(208,168)
White Mountains Insurance Group, Ltd.	(159)	(131,970)

(Proceeds Received $(5,011,806))		(5,105,580)

Healthcare - (7.2%)
Acadia Healthcare Co., Inc. (3)	(7,133)	(353,440)
ACADIA Pharmaceuticals, Inc. (3)	(3,178)	(101,092)
Alexion Pharmaceuticals, Inc. (3)	(1,551)	(190,060)
Alnylam Pharmaceuticals, Inc. (3)	(6,287)	(426,133)
Amsurg Corp. (3)	(8,028)	(538,277)
ARIAD Pharmaceuticals, Inc. (3)	(25,281)	(346,097)
athenahealth, Inc. (3)	(4,728)	(596,295)
Bluebird Bio, Inc. (3)	(4,172)	(282,778)
Brookdale Senior Living, Inc.	(32,378)	(564,996)
Catalent, Inc. (3)	(2,609)	(67,417)
Cepheid (3)	(1,781)	(93,841)
DexCom, Inc. (3)	(6,161)	(540,073)
Exact Sciences Corp. (3)	(2,313)	(42,952)
Incyte Corp. (3)	(4,969)	(468,527)
Insulet Corp. (3)	(3,718)	(152,215)
Ionis Pharmaceuticals, Inc. (3)	(16,003)	(586,350)
IRIDEX Corp. (3)	(300)	(4,347)
Juno Therapeutics, Inc. (3)	(8,306)	(249,263)
Medicines Co./The (3)	(14,910)	(562,703)
MEDNAX, Inc. (3)	(2,405)	(159,331)
Molina Healthcare, Inc. (3)	(2,628)	(153,265)
Neurocrine Biosciences, Inc. (3)	(1,497)	(75,808)
Nevro Corp. (3)	(3,514)	(366,826)
Ophthotech Corp. (3)	(1,312)	(60,523)
Pacira Pharmaceuticals, Inc./DE (3)	(1,448)	(49,551)
Perrigo Co. PLC	(1,380)	(127,415)
Prothena Corp. PLC (3)	(2,641)	(158,381)
Regeneron Pharmaceuticals, Inc. (3)	(280)	(112,566)
Seattle Genetics, Inc. (3)	(1,726)	(93,221)
Team Health Holdings, Inc. (3)	(10,698)	(348,327)
Tenet Healthcare Corp.	(6,660)	(150,916)
TESARO, Inc. (3)	(1,187)	(118,985)
Ultragenyx Pharmaceutical, Inc. (3)	(8,156)	(578,587)
Vertex Pharmaceuticals, Inc. (3)	(694)	(60,524)
Wright Medical Group NV (3)	(12,995)	(318,767)

(Proceeds Received $(8,620,600))		(9,099,849)

Industrials - (3.4%)
Allegiant Travel Co.	(1,155)	(152,541)
Ametek, Inc.	(1,387)	(66,271)
Clean Harbors, Inc. (3)	(489)	(23,462)
Colfax Corp. (3)	(2,167)	(68,109)
Covanta Holding Corp.	(24,588)	(378,409)
Deere & Co.	(1,056)	(90,130)
Donaldson Co., Inc.	(2,255)	(84,179)
Genesee & Wyoming, Inc. (3)	(268)	(18,479)
Heartland Express, Inc.	(2,117)	(39,969)
Hexcel Corp.	(3,157)	(139,855)
Middleby Corp./The	(651)	(80,477)
MSC Industrial Direct Co., Inc.	(1,745)	(128,100)
Powell Industries, Inc.	(2,240)	(89,712)
Proto Labs, Inc. (3)	(2,267)	(135,816)
RBC Bearings, Inc.	(852)	(65,161)
Rockwell Collins, Inc.	(776)	(65,448)
Roper Technologies, Inc.	(3,037)	(554,161)
Stericycle, Inc. (3)	(7,236)	(579,893)
TransDigm Group, Inc.	(677)	(195,734)
Triumph Group, Inc.	(9,014)	(251,310)
Verisk Analytics, Inc. (3)	(206)	(16,744)
Wabtec Corp./DE	(7,415)	(605,435)
XPO Logistics, Inc. (3)	(14,948)	(548,143)

(Proceeds Received $(4,242,882))		(4,377,538)

Information Technology - (5.2%)
Amphenol Corp. Class A	(548)	(35,576)
Arista Networks, Inc.	(4,271)	(363,377)
Cavium, Inc. (3)	(10,280)	(598,296)
Cornerstone OnDemand, Inc. (3)	(2,115)	(97,184)
CoStar Group, Inc. (3)	(470)	(101,769)
Electronics For Imaging, Inc. (3)	(1,500)	(73,380)
FireEye, Inc. (3)	(20,585)	(303,217)
Fortinet, Inc. (3)	(79)	(2,917)
Guidewire Software, Inc. (3)	(2,892)	(173,462)
Imperva, Inc. (3)	(7,199)	(386,658)
MACOM Technology Solutions Holdings, Inc. (3)	(5,574)	(236,003)
MAXIMUS, Inc.	(1,946)	(110,066)
NetScout Systems, Inc. (3)	(2,372)	(69,381)
New Relic, Inc. (3)	(11,676)	(447,424)
Palo Alto Networks, Inc. (3)	(3,688)	(587,609)
Proofpoint, Inc. (3)	(2,833)	(212,050)
ServiceNow, Inc. (3)	(2,392)	(189,327)
Splunk, Inc. (3)	(3,037)	(178,211)
SS&C Technologies Holdings, Inc.	(2,083)	(66,968)
Twitter, Inc. (3)	(23,374)	(538,771)
Tyler Technologies, Inc.	(19)	(3,253)
Ultimate Software Group, Inc./The (3)	(862)	(176,184)
VeriFone Systems, Inc. (3)	(10,860)	(170,936)
ViaSat, Inc. (3)	(6,688)	(499,259)
Workday, Inc. (3)	(6,334)	(580,764)
Zebra Technologies Corp. (3)	(5,157)	(358,979)
Zendesk, Inc. (3)	(2,129)	(65,382)

(Proceeds Received $(6,119,535))		(6,626,403)

Materials - (1.0%)
Allegheny Technologies, Inc.	(18,453)	(333,446)
Axalta Coating Systems, Ltd. (3)	(583)	(16,481)
Ball Corp.	(7,025)	(575,699)
Ecolab, Inc.	(535)	(65,120)
FMC Corp.	(837)	(40,461)
Kaiser Aluminum Corp.	(1,004)	(86,836)
Louisiana-Pacific Corp.	(9,785)	(184,252)

(Proceeds Received $(1,218,897))		(1,302,295)

Real Estate Investment Trust - (1.7%)
Acadia Realty Trust	(4,875)	(176,670)
AvalonBay Communities, Inc.	(353)	(62,778)
Colony Starwood Homes	(1,032)	(29,618)
DDR Corp.	(701)	(12,218)
Empire State Realty Trust, Inc.	(7,233)	(151,531)
Essex Property Trust, Inc.	(893)	(198,871)
Gramercy Property Trust, Inc.	(6,605)	(63,672)
Howard Hughes Corp./The (3)	(1,755)	(200,948)
Hudson Pacific Properties, Inc.	(5,689)	(186,997)
Kilroy Realty Corp.	(2,942)	(204,028)
New York REIT, Inc.	(21,848)	(199,909)
Paramount Group, Inc.	(9,175)	(150,378)
Pennsylvania Real Estate Investment Trust	(6,869)	(158,193)
SL Green Realty Corp.	(1,603)	(173,284)
STAG Industrial, Inc.	(4,678)	(114,658)
Sun Communities, Inc.	(1,295)	(101,632)
Vornado Realty Trust	(286)	(28,946)

(Proceeds Received $(2,139,911))		(2,214,331)

Utilities - (0.9%)
Avangrid, Inc.	(11,979)	(500,483)
Dynegy, Inc. (3)	(15,624)	(193,581)
National Fuel Gas Co.	(3,092)	(167,184)
Pattern Energy Group, Inc.	(9,861)	(221,774)

(Proceeds Received $(1,067,892))		(1,083,022)

Total Common Stocks - Short	(Proceeds Received $(35,381,408))	(36,808,214)

Total Securities Sold Short	(Proceeds Received $(35,381,408))	(36,808,214)

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	203	2,004
Meeder Balanced Fund	119	1,277
Meeder Dynamic Growth Fund	76	732
Meeder Muirfield Fund	178	1,191
Meeder Quantex Fund	46	1,482
Meeder Infrastructure Fund	36	790

Total Trustee Deferred Compensation	(Cost $7,350)	7,476

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2016, notional value $39,319,280	364	(125,350)

Total Futures Contracts	364	(125,350)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$124,313,639	$(125,350)
Level 2 - Other Significant Observable Inputs	249,440	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$124,563,079	$(125,350)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $122,770,946 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,870,662
Unrealized depreciation	(4,423,387)
Net unrealized appreciation (depreciation)	$447,275

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2016.

(6)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on September 30, 2016 was $26,224,543.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(8)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

(11)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 82.0%

Consumer Discretionary - 21.6%
Aaron's, Inc.	24,020	610,588
Abercrombie & Fitch Co.	19,919	316,513
AutoNation, Inc. (3)	11,817	575,606
Bed Bath & Beyond, Inc.	11,146	480,504
Big Lots, Inc.	13,954	666,304
Chico's FAS, Inc.	50,403	599,796
Darden Restaurants, Inc.	8,451	518,215
Deckers Outdoor Corp. (3)	11,394	678,513
DeVry Education Group, Inc. (4)	21,249	490,002
Fossil Group, Inc. (3)	14,710	408,497
GameStop Corp.	19,180	529,176
Garmin, Ltd.	14,469	696,104
Guess?, Inc.	28,485	416,166
International Speedway Corp.	15,949	533,016
KB Home	39,729	640,431
Leggett & Platt, Inc.	12,799	583,378
MDC Holdings, Inc.	21,066	543,503
Meredith Corp.	11,297	587,331
Michael Kors Holdings, Ltd. (3)	13,425	628,156
News Corp.	40,255	562,765
PulteGroup, Inc.	30,774	616,711
PVH Corp.	7,302	806,871
Rent-A-Center, Inc./TX	35,925	454,092
Scripps Networks Interactive, Inc.	9,741	618,456
Sotheby's (4)	20,877	793,744
Staples, Inc.	56,790	485,555
TEGNA, Inc.	27,048	591,269
Time, Inc.	34,321	496,968
Urban Outfitters, Inc. (3)	23,640	816,053
Wynn Resorts, Ltd.	6,205	604,491

	(Cost $17,131,824)	17,348,774

Consumer Staples - 1.1%
Dean Foods Co.	31,359	514,288
SUPERVALU, Inc.	79,322	395,817

	(Cost $1,121,308)	910,105

Energy - 8.4%
Atwood Oceanics, Inc. (4)	52,571	456,842
Cabot Oil & Gas Corp.	30,402	784,372
Diamond Offshore Drilling, Inc. (4)	25,488	448,844
Ensco PLC	34,945	297,033
EQT Corp.	10,317	749,221
Helmerich & Payne, Inc. (4)	10,043	675,894
Murphy Oil Corp.	23,956	728,262
Oil States International, Inc. (3)	18,714	590,801
ONEOK, Inc.	17,683	908,729
Southwestern Energy Co.	45,078	623,880
Transocean, Ltd. (4)	48,930	521,594

	(Cost $7,195,371)	6,785,472

Financials - 7.7%
Assurant, Inc.	6,677	615,953
Comerica, Inc.	12,857	608,393
International Bancshares Corp.	23,477	699,145
Kemper Corp.	14,438	567,702
Legg Mason, Inc.	15,100	505,548
Leucadia National Corp.	33,907	645,589
Navient Corp.	46,970	679,656
Torchmark Corp.	9,409	601,141
Trustmark Corp.	23,342	643,306
Zions Bancorporation	19,700	611,094

	(Cost $5,030,470)	6,177,527

Healthcare - 3.4%
Halyard Health, Inc. (3)	16,097	557,922
Patterson Cos., Inc.	11,896	546,502
PerkinElmer, Inc.	10,039	563,288
Tenet Healthcare Corp.	17,749	402,192
Varian Medical Systems, Inc.	6,656	662,472

	(Cost $2,730,597)	2,732,376

Industrials - 14.9%
Allegion PLC	8,158	562,168
Dun & Bradstreet Corp./The	5,175	707,009
Flowserve Corp.	12,781	616,555
Fluor Corp.	11,892	610,297
FTI Consulting, Inc. (3)	15,517	691,438
GATX Corp. (4)	12,639	563,067
Granite Construction, Inc.	12,533	623,391
Herman Miller, Inc.	18,739	535,935
HNI Corp.	13,366	531,967
Jacobs Engineering Group, Inc.	12,820	663,050
Kennametal, Inc.	28,011	812,879
KLX, Inc. (3)	17,467	614,838
MSA Safety, Inc.	12,372	718,071
NOW, Inc. (3)	33,995	728,511
Pitney Bowes, Inc.	26,044	472,959
Quanta Services, Inc. (3)	26,558	743,358
Robert Half International, Inc.	11,409	431,945
Ryder System, Inc.	10,001	659,566
Xylem, Inc./NY	14,734	772,798

	(Cost $10,430,931)	12,059,802

Information Technology - 9.8%
3D Systems Corp. (3)	45,675	819,866
Acxiom Corp.	25,850	688,903
CommVault Systems, Inc. (3)	13,667	726,128
F5 Networks, Inc. (3)	5,547	691,378
FLIR Systems, Inc.	19,159	601,976
Knowles Corp. (3)	40,345	566,847
NetApp, Inc.	20,272	726,143
NeuStar, Inc. (3)(4)	22,437	596,600
Plantronics, Inc.	11,341	589,278
Qorvo, Inc. (3)	10,566	588,949
Teradata Corp. (3)	20,356	631,036
Vishay Intertechnology, Inc.	44,631	628,851

	(Cost $7,193,187)	7,855,955

Real Estate Investment Trust - 3.3%
Alexander & Baldwin, Inc.	17,029	654,254
Apartment Investment & Management Co.	13,435	616,801
Iron Mountain, Inc.	16,750	628,628
Potlatch Corp.	19,099	742,760

	(Cost $2,377,407)	2,642,443

Materials - 7.2%
Avery Dennison Corp.	8,583	667,672
Carpenter Technology Corp.	17,767	733,066
Chemours Co./The	62,948	1,007,168
Commercial Metals Co.	39,284	636,008
FMC Corp.	12,952	626,100
Greif, Inc.	17,455	865,593
Minerals Technologies, Inc.	9,606	679,048
Owens-Illinois, Inc. (3)	31,380	577,078

	(Cost $4,168,157)	5,791,733

Telecommunication Services - 0.7%
Frontier Communications Corp.	138,091	574,459

	(Cost $646,363)	574,459

Utilities - 3.9%
AES Corp./VA	56,197	722,131
CenterPoint Energy, Inc.	29,292	680,453
NiSource, Inc.	27,566	664,616
NRG Energy, Inc.	39,704	445,082
Pinnacle West Capital Corp.	8,341	633,833

	(Cost $2,691,299)	3,146,115

Total Common Stocks	(Cost $60,716,914)	66,024,761

Money Market Registered Investment Companies - 21.7%

Morgan Stanley Government Institutional Fund, 0.31% (5)	4,452,614	4,452,614
Meeder Money Market Fund - Institutional Class, 0.38% (6)	12,982,882	12,982,882

Total Money Market Registered Investment Companies	(Cost $17,435,496)	17,435,496

Bank Obligations - 0.9%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (7)	249,440		249,440
EverBank Money Market Account, 0.61%, 10/3/2016 (7)	249,384		249,384
Pacific Mercantile Bank Deposit Account, 0.60%, 10/3/2016 (7)	249,377		249,377

Total Bank Obligations	(Cost $748,201)		748,201

Total Investments - 104.6%	(Cost $78,900,611)	(2)	84,208,458

Liabilities less Other Assets - (4.6%)			(3,708,238)

Total Net Assets - 100.0%			80,500,220

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,422		14,035
Meeder Balanced Fund	755		8,101
Meeder Dynamic Growth Fund	507		4,882
Meeder Muirfield Fund	2,416		16,163
Meeder Quantex Fund	1,581		50,940
Meeder Infrastructure Fund	217		4,763

Total Trustee Deferred Compensation	(Cost $74,720)		98,884

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

E-mini Standard & Poors MidCap 400 Futures expiring December 2016, notional value $14,411,280	93	(45,015)

Total Futures Contracts	93	(45,015)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$83,460,257	$(45,015)
Level 2 - Other Significant Observable Inputs	748,201	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$84,208,458	$(45,015)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $78,936,093 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,158,347
Unrealized depreciation	(4,895,515)
Net unrealized appreciation (depreciation)	$5,262,832

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2016.

(6	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 96.5%

Electric Utility - 13.2%
AES Corp.	50,861	653,564
Avangrid, Inc.	18,714	781,871
InfraREIT, Inc. (5)	24,427	443,106
ITC Holdings Corp.	8,593	399,403
MDU Resources Group, Inc.	21,019	534,723

	(Cost $2,518,983)	2,812,667

Natural Gas Distribution - 15.9%
Energy Transfer Equity, L.P.	6,147	227,439
National Grid PLC - ADR (4)	12,607	896,484
OGE Energy Corp.	25,575	808,682
Targa Resources Corp.	19,306	948,118
Williams Cos., Inc./The	17,595	540,695

	(Cost $3,111,476)	3,421,418

Pipelines - 12.1%
Enterprise Products Partners, L.P.	24,297	671,326
Kinder Morgan, Inc.	29,394	679,883
MPLX L.P.	7,733	261,839
National Fuel Gas Co.	8,751	473,167
Spectra Energy Corp.	11,504	491,796

	(Cost $2,543,756)	2,578,011

Telecommunication Services - 32.3%
American Tower Corp. (5)	5,278	598,156
Arris Group, Inc. (3)	17,342	491,299
AT&T, Inc.	14,797	600,906
BT Group PLC (4)	19,107	485,891
Calpine Corp. (3)	23,493	296,952
Corning, Inc.	28,395	671,542
Crown Castle International Corp. (5)	4,038	380,420
DISH Network Corp.	10,095	553,004
QUALCOMM, Inc.	15,759	1,079,487
Telefonaktiebolaget LM Ericsson - ADR (4)	37,231	268,436
Telephone & Data Systems, Inc.	9,264	251,796
Verizon Communications, Inc.	6,968	362,197
Vodafone Group PLC - ADR (4)	29,702	865,813

	(Cost $6,828,604)	6,905,899

Utility Services - 18.3%
FedEx Corp.	4,396	767,893
Macquarie Infrastructure Company, LLC	10,037	835,480
NextEra Energy Partners, L.P.	16,341	457,058
Ormat Technologies, Inc.	6,249	302,514
Pattern Energy Group, Inc.	18,966	426,545
UGI Corp.	9,415	425,935
United Parcel Service Class B shares	6,283	687,109

	(Cost $3,413,860)	3,902,534

Water Utility - 4.7%
Aqua America, Inc.	9,694	295,473
Veolia Environnement SA - ADR (4)	30,560	703,186

	(Cost $904,066)	998,659

Total Common Stocks	(Cost $19,320,745)	20,619,188

Money Market Registered Investment Companies - 3.4%

Meeder Money Market Fund - Institutional Class, 0.38% (6)	717,611		717,611

Total Money Market Registered Investment Companies	(Cost $717,611)		717,611

Total Investments - 99.9%	(Cost $20,038,356)	(2)	21,336,799

Other Assets less Liabilities - 0.1%			24,199

Total Net Assets - 100.0%			21,360,998

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,530		15,101
Meeder Balanced Fund	805		8,638
Meeder Dynamic Growth Fund	542		5,219
Meeder Muirfield Fund	2,230		14,919
Meeder Quantex Fund	1,374		44,270
Meeder Infrastructure Fund	230		5,049

Total Trustee Deferred Compensation	(Cost $71,166)		93,196

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring December 2016, notional value $540,100	5	860

Total Futures Contracts	5	860

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$21,336,799	$860
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,336,799	$860

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $20,550,937 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,334,423
Unrealized depreciation	(1,035,120)
Net unrealized appreciation (depreciation)	$1,299,303

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(7)	Assets of affiliates to the Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(1)

Registered Investment Companies - 97.8%

Baird Core Plus Bond Fund - Class I	909,083		10,372,636
DoubleLine Total Return Bond Fund - Class I	1,426,036		15,618,543
Frost Total Return Bond Fund - Class I	694,703		7,315,223
iShares 1-3 Year Treasury Bond ETF (6)	51,730		4,399,119
iShares 3-7 Year Treasury Bond ETF (6)	85,845		10,862,826
iShares 7-10 Year Treasury Bond ETF (6)	113,560		12,705,093
iShares iBoxx $ High Yield Corporate Bond ETF (6)	388,040		33,860,370
iShares JP Morgan USD Emerging Markets Bond ETF (6)	228,555		26,788,932
JPMorgan Core Plus Bond Fund - Class I	1,258,131		10,606,048
Lord Abbett High Yield Fund - Class I	1,610,163		12,076,220
Metropolitan West Total Return Bond Fund - Class I	1,421,085		15,660,356
PIMCO Investment Grade Corporate Bond Fund - Class I	359,739		3,809,639
Pioneer Bond Fund - Class Y	1,069,669		10,429,276
Prudential Total Return Bond Fund - Class Z	1,072,060		15,834,333
SPDR Barclays High Yield Bond ETF (6)	617,330		22,668,358
TCW Emerging Markets Income Fund - Class I	1,226,787		10,388,434

Total Registered Investment Companies	(Cost $216,634,358)		223,395,406

Money Market Registered Investment Companies - 2.2%

Meeder Money Market Fund - Institutional Class, 0.38% (3)	4,992,318		4,992,318

Total Money Market Registered Investment Companies	(Cost $4,992,318)		4,992,318

Bank Obligations - 0.3%

Capital Bank Deposit Account, 0.70%, 10/3/2016 (4)	249,440		249,440
EverBank Money Market Account, 0.61%,10/3/2016 (4)	249,384		249,384
Pacific Mercantile Bank Deposit Account, 0.60%, 10/3/2016 (4)	249,377		249,377

Total Bank Obligations	(Cost $748,201)		748,201

U.S. Government Obligations - 0.0%

Government National Mortgage Association, 6.50%, due 7/20/2038	41,382		53,452

Total U.S. Government Obligations	(Cost $48,246)		53,452

Total Investments - 100.3%	(Cost $222,423,123)	(2)	229,189,377

Liabilities less Other Assets - (0.3%)			(633,565)

Total Net Assets - 100.0%			228,555,812

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	1,410		13,917
Meeder Balanced Fund	777		8,337
Meeder Dynamic Growth Fund	530		5,104
Meeder Muirfield Fund	1,341		8,971
Meeder Quantex Fund	445		14,338
Meeder Infrastructure Fund	229		5,027

Total Trustee Deferred Compensation	(Cost $53,562)		55,694

Futures Contracts

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$228,387,724	$-
Level 2 - Other Significant Observable Inputs	801,653	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$229,189,377	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $222,915,760 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,917,313
Unrealized depreciation	(151,059)
Net unrealized appreciation (depreciation)	$6,766,254

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2016.

(4)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2016 (Unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Certificates of Deposit - 4.6%

1st Source Bank/South Bend, IN	0.50%		11/10/16	248,000	248,000
Atlantic Coast Bank	0.50%		10/28/16	249,000	249,000
Bank SNB	0.45%		10/07/16	248,000	248,000
Bank of Montreal Yankee CD	1.00%		11/01/16	1,000,000	1,000,024
BankChampaign NA	0.50%		10/28/16	249,000	249,000
Beal Bank USA	0.55%		10/12/16	248,000	247,997
Carroll Community Bank	0.55%		10/14/16	248,000	248,000
Farmers & Merchants Bank of Colby	0.45%		10/14/16	249,000	249,000
First Foundation Bank	0.55%		11/10/16	248,000	248,000
FirstMerit Bank NA/Akron, OH	0.55%		11/10/16	248,000	248,000
Haddon Savings Bank	0.50%		11/18/16	249,000	249,000
MY SAFRA Bank FSB	0.55%		11/09/16	249,000	249,000
New Republic Savings Bank	0.50%		10/14/16	249,000	249,000
Oklahoma Heritage Bank	0.45%		10/14/16	249,000	249,000
Old National Bank/Evansville, IN	0.50%		10/21/16	248,000	248,000
Rancho Santa Fe Thrift & Loan Association	0.55%		11/10/16	249,000	249,000
Ridgestone Bank	0.45%		10/21/16	249,000	249,000
Royal Bank of Canada/New York NY	1.06%		10/03/16	1,000,000	1,000,000
SouthEast Bank	0.55%		10/21/16	248,000	248,000
Standard Bank & Trust Co./Hickory Hills, IL	0.55%		10/21/16	248,000	248,000
TCF National Bank	0.55%		10/07/16	248,000	248,000
Union Bank & Trust Co./Oxford, NC	0.50%		11/10/16	249,000	249,000
United Bank	0.70%		11/16/16	249,000	249,000
Westpac Banking Corp./NY	0.93%		10/24/16	265,000	265,005
Xenith Bank	0.55%		10/20/16	249,000	249,000
Yadkin Bank	0.50%		10/07/16	249,000	249,000

Total Certificates of Deposit				(Cost $7,982,026)	7,982,026

Commercial Paper - 17.4%

Abbey National Treasury Services PLC/Stamford, CT	1.89%		01/03/17	1,000,000	997,623
Abbey National Treasury Services PLC/Stamford, CT	1.87%		01/06/17	1,000,000	997,572
Abbey National Treasury Services PLC/Stamford, CT	1.96%		03/28/17	1,000,000	995,356
Abbey National Treasury Services PLC/Stamford, CT	1.87%		11/10/16	1,000,000	999,029
Bank of Montreal/Chicago, IL	2.10%		03/03/17	1,000,000	995,713
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	2.10%		03/10/17	1,000,000	995,523
Canadian Imperial Holdings, Inc.	2.13%		02/17/17	500,000	498,021
Canadian Imperial Holdings, Inc.	1.98%		04/07/17	1,000,000	995,040
Canadian Imperial Holdings, Inc.	1.96%		12/16/16	2,000,000	1,996,053
Cooperatieve Rabobank UA/NY	1.71%		10/24/16	1,000,000	999,510
Cooperatieve Rabobank UA/NY	1.63%		12/01/16	1,000,000	998,705
Credit Agricole Corporate and Investment Bank/New York	1.89%		01/03/17	1,000,000	997,649
Credit Agricole Corporate and Investment Bank/New York	2.10%		01/27/17	1,000,000	996,810
Credit Agricole Corporate and Investment Bank/New York	1.66%		11/29/16	1,000,000	998,718
Credit Agricole Corporate and Investment Bank/New York	1.89%		12/02/16	1,000,000	998,517
Credit Agricole Corporate and Investment Bank/New York	1.87%		12/27/16	2,500,000	2,494,627
Dexia Credit Local	2.14%		02/02/17	1,000,000	996,509
Dexia Credit Local	2.48%		03/14/17	1,000,000	994,960
ING US Funding LLC	2.28%		02/15/17	1,000,000	995,875
ING US Funding LLC	1.77%		10/07/16	1,000,000	999,926
JP Morgan Securities LLC	2.04%		03/23/17	1,000,000	995,298
JP Morgan Securities LLC	2.05%		10/25/16	1,000,000	999,383
Toyota Motor Credit Corp.	2.08%		04/04/17	1,000,000	994,866
Toyota Motor Credit Corp.	2.39%		04/28/17	1,000,000	993,560
Toyota Motor Credit Corp.	2.95%		06/16/17	1,000,000	991,040
Toyota Motor Credit Corp.	0.91%		11/18/16	1,000,000	1,000,000
Toyota Motor Credit Corp.	1.95%		12/12/16	1,000,000	998,133
Toyota Motor Credit Corp.	2.01%		12/16/16	1,000,000	997,965

Total Commercial Paper				(Cost $29,911,981)	29,911,981

Corporate Obligations - 1.7%

Johnson & Johnson	0.90%	(3)	11/28/16	500,000	500,076
Merck & Co., Inc.	0.93%	(3)	11/10/16	300,000	300,102
Royal Bank of Canada/New York, NY	0.92%	(3)	10/14/16	1,500,000	1,500,047
US Bank NA/Cincinnati, OH	1.10%		01/30/17	553,000	553,496

Total Corporate Obligations				(Cost $2,853,721)	2,853,721

Repurchase Agreements - 40.6%

INTL FCStone (Collateralized by $114,901,639 various FNMAs,
GNMAs, and FHLMCs, 2.50% - 6.00%, due 12/1/17 - 1/20/45,
fair value $30,609,681)(proceeds $30,000,000),
purchase date 9/30/16	0.55%		10/03/16	30,000,000		30,000,000
South Street (Collateralized by $193,244,777 various FNMAs, GNMAs,
FHLBs, FCSBs, and FMACs, 1.48% - 6.825%,
due 5/17/17 - 2/1/45, fair value $40,800,000)
(proceeds $40,000,000), purchase date 9/30/16	0.90%		10/03/16	40,000,000		40,000,000

Total Repurchase Agreements				(Cost $70,000,000)		70,000,000

U.S. Government Agency Obligations - 7.4%

Federal Farm Credit Bank	0.55%	(3)	10/27/16	1,270,000		1,269,592
Federal Farm Credit Bank	0.49%	(3)	12/22/16	1,500,000		1,498,341
Federal Farm Credit Bank	0.55%	(3)	11/07/16	500,000		499,976
Federal Farm Credit Bank	0.56%	(3)	12/14/16	1,000,000		1,000,000
Federal Home Loan Bank	0.88%		03/10/17	1,000,000		1,000,410
Federal Home Loan Bank	0.75%		01/20/17	1,000,000		1,000,000
Federal Home Loan Bank	0.83%		10/12/16	1,000,000		1,000,000
Federal Home Loan Bank	0.85%		10/17/16	1,000,000		1,000,000
Federal Home Loan Bank	0.61%	(3)	10/19/16	1,000,000		999,998
United States Treasury Bill	1.45%		12/08/16	1,000,000		998,708
United States Treasury Note/Bond	0.50%		03/31/17	250,000		249,864
United States Treasury Note/Bond	0.50%		04/30/17	250,000		249,856
United States Treasury Note/Bond	0.87%		05/15/17	250,000		250,452
United States Treasury Note/Bond	0.63%		05/31/17	500,000		499,973
United States Treasury Note/Bond	0.87%		06/15/17	250,000		250,310
United States Treasury Note/Bond	0.50%		08/15/17	500,000		499,625
United States Treasury Note/Bond	0.87%		08/15/17	500,000		501,137

Total U.S. Government Agency Obligations				(Cost $12,768,242)		12,768,242

Money Market Registered Investment Companies - 28.3%

Fidelity Prime Institutional Money Market Portfolio, 0.44% (4)				38,774,885		38,774,885
Morgan Stanley Government Institutional Fund, 0.29% (4)				10,000,000		10,000,000

Total Money Market Registered Investment Companies				(Cost $48,774,885)		48,774,885

Total Investments - 100.0%				(Cost $172,290,855)	(2)	172,290,855

Other Assets less Liabilities - 0.0%						40,914

Total Net Assets - 100.0%						172,331,769

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund				1,080		10,660
Meeder Balanced Fund				564		6,052
Meeder Dynamic Growth Fund				380		3,659
Meeder Muirfield Fund				1,975		13,213
Meeder Quantex Fund				1,365		43,980
Meeder Infrastructure Fund				161		3,534

Total Trustee Deferred Compensation				(Cost $61,867)		81,098

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$48,774,885	$-
Level 2 - Other Significant Observable Inputs	123,515,970	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$172,290,855	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Floating rate security. The rate shown represents the rate in effect at September 30, 2016. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)	7-day yield as of September 30, 2016.

(5)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 25, 2016

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 25, 2016